UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Australia - 5.8%
229,137	Adelaide Brighton Ltd.	$688,804
213,411	AGL Energy Ltd.	3,094,971
271,421	Amcor Ltd.(1)	2,531,814
124,846	Ansell Ltd.	1,937,130
352,223	AusNet Services	385,585
27,977	Australia & New Zealand Banking Group Ltd.	481,759
260,546	BlueScope Steel Ltd.	2,010,331
396,293	Caltex Australia Ltd.	7,108,670
138,811	CIMIC Group Ltd.	4,242,152
277,534	Coca-Cola Amatil Ltd.	1,600,194
32,054	Cochlear Ltd.	3,916,782
141,068	Coles Group Ltd.*(1)	1,165,921
11,702	Commonwealth Bank of Australia	596,364
31,207	CSL Ltd.	4,067,914
1,709,710	Evolution Mining Ltd.	4,441,415
611,182	GPT Group REIT	2,297,652
343,627	Insurance Australia Group Ltd.*	1,693,395
22,257	Macquarie Group Ltd.	1,702,428
1,788,613	Mirvac Group REIT(1)	2,820,570
750,938	Orora Ltd.	1,622,987
992,837	Qantas Airways Ltd.	4,046,961
893,085	Scentre Group REIT	2,452,053
191,173	Sonic Healthcare Ltd.	2,975,691
533,657	Stockland REIT	1,322,444
93,167	Suncorp Group Ltd.	828,396
1,903,631	Telstra Corp. Ltd.	3,819,444
755,845	Vicinity Centres REIT	1,383,498
253,583	Washington H Soul Pattinson & Co., Ltd.(1)	4,443,422
142,946	Wesfarmers Ltd.	3,242,426
144,927	WiseTech Global Ltd.(1)	1,724,283
259,115	Woolworths Group Ltd.	5,366,705

		80,012,161

	Austria - 0.6%
118,200	BAWAG Group AG(2)	4,842,712
11,658	Lenzing AG(1)	1,058,818
16,824	Oesterreichische Post AG	577,355
245,293	Telekom Austria AG*	1,861,900
20,414	UNIQA Insurance Group AG	183,423

		8,524,208

	Belgium - 1.2%
8,716	Ackermans & van Haaren N.V.	1,313,215
50,020	Ageas	2,247,188
66,087	bpost S.A.	604,757
64,854	Colruyt S.A.(1)	4,614,339
11,841	Elia System Operator S.A.	789,151
26,813	KBC Group N.V.	1,737,314
37,592	Proximus SADP	1,015,029
17,023	Sofina S.A.	3,226,441
17,800	UCB S.A.	1,450,817

		16,998,251

	Bermuda - 0.2%
140,785	Hiscox Ltd.	2,906,514

	Canada - 11.2%
24,700	Agnico Eagle Mines Ltd.	996,464
86,547	Alimentation Couche-Tard, Inc. Class B	4,303,271
583,389	Aurora Cannabis, Inc.*(1)	2,896,015
124,307	Bank of Montreal	8,117,544
87,594	Bank of Nova Scotia	4,364,308
244,982	Barrick Gold Corp.	3,305,768
125,081	BCE, Inc.	4,938,950

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

102,659	Canadian Apartment Properties REIT	$3,329,766
58,890	Canadian Imperial Bank of Commerce(1)	4,384,196
22,562	Canadian Tire Corp. Ltd. Class A(1)	2,357,959
76,795	CCL Industries, Inc. Class B	2,814,730
108,800	CGI Group, Inc. Class A*	6,651,633
2,377	Constellation Software, Inc.(1)	1,520,841
23,641	Emera, Inc.	756,588
293,509	Empire Co., Ltd. Class A	6,195,537
20,943	Fairfax Financial Holdings Ltd.	9,215,349
2,442	Fortis, Inc.(1)	81,370
24,707	Franco-Nevada Corp.(1)	1,731,733
59,881	Genworth MI Canada, Inc.(1)	1,762,495
75,739	George Weston Ltd.	4,993,628
221,901	Great-West Lifeco, Inc.(1)	4,578,394
118,227	Husky Energy, Inc.	1,221,396
366,358	Hydro One Ltd.(1)(2)	5,431,798
66,281	Imperial Oil Ltd.	1,678,620
73,600	Industrial Alliance Insurance & Financial Services, Inc.	2,347,893
43,556	Intact Financial Corp.	3,163,215
381,497	Kinross Gold Corp.*	1,229,014
157,949	Kirkland Lake Gold Ltd.	4,116,990
78,956	Loblaw Cos. Ltd.(1)	3,532,729
17,903	Magna International, Inc.	812,307
71,619	Manulife Financial Corp.	1,015,712
52,594	Metro, Inc.	1,822,961
38,627	National Bank of Canada(1)	1,585,183
77,202	Norbord, Inc.(1)	2,051,862
10,775	Open Text Corp.	351,067
220,055	Power Corp. of Canada	3,952,225
208,526	Power Financial Corp.	3,943,642
6,388	RioCan Real Estate Investment Trust REIT	111,315
105,671	Rogers Communications, Inc. Class B	5,412,757
110,816	Royal Bank of Canada	7,581,379
59,605	Saputo, Inc.(1)	1,710,294
62,849	Shaw Communications, Inc. Class B	1,137,062
193,510	Sun Life Financial, Inc.	6,416,802
89,768	Suncor Energy, Inc.	2,506,116
133,289	TELUS Corp.	4,415,967
37,718	Thomson Reuters Corp.*(1)	1,822,138
28,951	Toromont Industries Ltd.	1,150,155
75,955	Toronto-Dominion Bank	3,773,837
33,177	TransCanada Corp.(1)	1,184,199

		154,775,174

	Denmark - 2.8%
24,390	Coloplast A/S B Class	2,260,426
14,015	GN Store Nord A/S	522,346
64,110	H. Lundbeck A/S	2,802,870
111,902	ISS A/S	3,120,698
167,559	Novo Nordisk A/S Class B	7,646,478
148,840	Orsted A/S(2)	9,934,143
7,166	Rockwool International A/S Class B	1,866,160
145,025	Topdanmark A/S	6,731,451
120,523	William Demant Holding A/S*	3,413,737

		38,298,309

	Finland - 1.2%
421,556	DNA Oyj	8,230,880
89,540	Neste Oyj	6,894,810
28,801	Nordea Bank Abp	242,276
34,232	Orion Oyj Class B	1,184,926

		16,552,892

	France - 6.1%
6,326	Aeroports de Paris	1,196,824
19,545	Air Liquide S.A.	2,423,083
185,089	ALD S.A.(2)	2,200,478

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

8,573	Alstom S.A.	$345,654
11,638	Alten S.A.	967,199
8,333	Amundi S.A.(2)	439,714
11,902	Atos SE	972,540
60,731	AXA S.A.	1,309,210
90,703	BioMerieux	5,962,009
209,593	Bouygues S.A.	7,508,945
62,790	Cie Generale des Etablissements Michelin SCA	6,223,185
304,292	CNP Assurances	6,442,207
10,750	Covivio REIT	1,034,722
423	Dassault Aviation S.A.	585,098
262	Eiffage S.A.	21,852
88,445	Elior Group S.A.(1)(2)	1,320,443
14,686	Essilor International Cie Generale d’Optique S.A.	1,854,267
10,848	Eurazeo S.A.	766,375
27,842	Gecina S.A. REIT	3,596,516
29,694	Ipsen S.A.	3,830,658
16,032	Klepierre S.A. REIT	494,095
4,363	L’Oreal S.A.	1,003,498
74,889	Lagardere SCA	1,885,118
20,194	Metropole Television S.A.	324,110
9,764	Nexity S.A.	439,772
18,941	Orange S.A.	306,490
23,601	Peugeot S.A.	503,032
55,703	Rubis SCA	2,985,172
10,811	Safran S.A.	1,302,596
17,285	Sanofi	1,494,992
8,783	Sartorius Stedim Biotech	877,019
44,649	SCOR SE	2,010,995
42,557	Societe BIC S.A.	4,337,061
24,346	Sodexo S.A.	2,490,886
52,522	Suez	692,267
18,375	Teleperformance	2,932,351
23,720	Thales S.A.	2,765,782
69,592	TOTAL S.A.(1)	3,673,807
619	Unibail-Rodamco-Westfield*	95,811
88,387	Worldline S.A.*(2)	4,263,870

		83,879,703

	Germany - 6.4%
174,144	1&1 Drillisch AG	8,858,734
19,968	Allianz SE	3,997,818
11,594	BASF SE	800,522
27,553	Carl Zeiss Meditec AG	2,151,259
79,711	Covestro AG(2)	3,934,631
175,137	Delivery Hero SE*(2)	6,506,754
11,495	Deutsche Lufthansa AG	258,868
37,343	Deutsche Wohnen SE	1,707,546
103,268	Evonik Industries AG	2,573,507
17,669	Fresenius Medical Care AG & Co. KGaA	1,144,032
36,128	Hannover Rueck SE	4,860,977
6,209	Hochtief AG	835,413
8,599	Krones AG	663,521
22,451	LEG Immobilien AG	2,338,582
55,370	MAN SE	5,706,153
48,104	Merck KGaA	4,948,007
726,403	Metro AG	11,123,040
16,869	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,674,527
239,178	Suedzucker AG	3,088,237
130,077	Talanx AG*	4,431,185
557,157	Telefonica Deutschland Holding AG	2,176,972
27,903	TUI AG	392,337
357,106	Uniper SE	9,225,900
59,757	Vonovia SE	2,704,441

		88,102,963

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

	Hong Kong - 5.5%
4,301,688	Champion REIT	$2,944,950
1,194,000	Chinese Estates Holdings Ltd.	1,296,276
894,320	Chow Tai Fook Jewellery Group Ltd.	745,900
219,480	CLP Holdings Ltd.	2,480,919
883,433	Dairy Farm International Holdings Ltd.(1)	7,995,069
111,510	Hang Seng Bank Ltd.	2,503,842
3,149,609	HK Electric Investments & HK Electric Investments Ltd.	3,178,030
35,000	Hong Kong & China Gas Co., Ltd.	72,420
629,984	Hongkong Land Holdings Ltd.	3,968,899
1,029,000	Hopewell Holdings Ltd.	4,521,142
44,626	Jardine Matheson Holdings Ltd.	3,105,077
48,085	Jardine Strategic Holdings Ltd.	1,765,200
1,040,500	Johnson Electric Holdings Ltd.	2,121,042
981,500	Kerry Properties Ltd.	3,353,423
591,000	Lifestyle International Holdings Ltd.	895,254
642,188	Link REIT	6,504,436
8,797,575	PCCW Ltd.	5,067,734
67,000	Sun Hung Kai Properties Ltd.	955,022
443,800	Swire Properties Ltd.	1,558,814
62,000	Techtronic Industries Co., Ltd.	329,427
526,835	VTech Holdings Ltd.	4,360,376
5,851,292	WH Group Ltd.(2)	4,506,542
776,000	Wharf Holdings Ltd.	2,021,930
1,044,000	Wharf Real Estate Investment Co., Ltd.	6,247,185
896,111	Yue Yuen Industrial Holdings Ltd.	2,867,107

		75,366,016

	Ireland - 1.1%
350,409	AIB Group plc	1,474,097
8,530	DCC plc	650,199
75,895	ICON plc*	9,806,393
31,105	Kerry Group plc Class A	3,075,739

		15,006,428

	Israel - 2.4%
251,010	Bank Hapoalim BM	1,588,650
856,558	Bank Leumi Le-Israel BM	5,180,494
5,377,778	Bezeq The Israeli Telecommunication Corp. Ltd.	5,252,931
642,386	Delek Drilling L.P.	1,688,160
20,468	Elbit Systems Ltd.	2,348,746
1,765,330	Israel Discount Bank Ltd. Class A	5,461,220
405,482	Mizrahi Tefahot Bank Ltd.	6,851,444
56,959	Taro Pharmaceutical Industries Ltd.	4,821,010

		33,192,655

	Italy - 1.9%
26,826	DiaSorin S.p.A.	2,168,096
876,563	Hera S.p.A.	2,667,438
1,149,933	Italgas S.p.A.	6,567,470
1,165,648	Pirelli & C. S.p.A.*(1)(2)	7,475,382
443,403	Poste Italiane S.p.A.(2)	3,540,022
1,279,763	PRADA S.p.A.	4,217,194
6,510	UnipolSai Assicurazioni S.p.A.(1)	14,709

		26,650,311

	Japan - 21.0%
31,005	ABC-Mart, Inc.	1,718,183
188	Activia Properties, Inc. REIT	761,664
974	Advance Residence Investment Corp. REIT	2,685,458
357,959	Aeon Co., Ltd.	7,013,014
106,482	Alfresa Holdings Corp.	2,720,403
97,641	ANA Holdings, Inc.	3,507,298
20,958	Aoyama Trading Co., Ltd.(1)	503,343
113,388	Aozora Bank Ltd.	3,384,639
2,000	Asahi Group Holdings Ltd.	77,820
512,394	Asahi Kasei Corp.	5,277,357

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

320,165	Astellas Pharma, Inc.	$4,089,789
98,000	Azbil Corp.	1,938,295
94,159	Bandai Namco Holdings, Inc.	4,226,706
73,987	Benesse Holdings, Inc.	1,886,849
140,397	Bic Camera, Inc.	1,783,835
109,093	Bridgestone Corp.(1)	4,211,985
110,597	Canon Marketing Japan, Inc.	1,975,756
205,803	Canon, Inc.(1)	5,629,265
747,564	Citizen Watch Co., Ltd.	3,693,020
44,000	Cosmo Energy Holdings Co., Ltd.	907,952
97,937	Dai-ichi Life Holdings, Inc.	1,533,571
8,036	Daiichi Sankyo Co., Ltd.	257,161
14,700	Daiichikosho Co., Ltd.	696,714
22,816	Daito Trust Construction Co., Ltd.	3,122,474
51	Daiwa House REIT Investment Corp. REIT	114,211
334,417	Daiwa Securities Group, Inc.	1,696,546
50,100	FamilyMart UNY Holdings Co., Ltd.(1)	6,351,830
6,300	Fuji Oil Holdings, Inc.	201,549
88,820	FUJIFILM Holdings Corp.	3,456,787
7,748	Fujitsu Ltd.	483,531
15,400	Furukawa Electric Co., Ltd.	387,684
811	GLP J-REIT	827,151
1,273,008	GungHo Online Entertainment, Inc.*(1)	2,320,572
7,893	Hikari Tsushin, Inc.(1)	1,235,226
6,300	Hisamitsu Pharmaceutical Co., Inc.(1)	348,549
80,073	Hitachi Ltd.	2,142,408
26,834	Hitachi Transport System Ltd.	763,087
13,400	Honda Motor Co., Ltd.	353,519
99,349	House Foods Group, Inc.	3,418,334
20,021	Hoya Corp.	1,207,118
95,719	Idemitsu Kosan Co., Ltd.	3,149,484
66,036	Ito En Ltd.(1)	2,964,292
114,071	ITOCHU Corp.	1,941,125
31,502	Itochu Techno-Solutions Corp.	609,855
217,693	Japan Airlines Co., Ltd.	7,720,398
125,500	Japan Post Bank Co., Ltd.	1,384,086
313,681	Japan Post Holdings Co., Ltd.	3,616,702
112,219	Japan Post Insurance Co., Ltd.(1)	2,605,130
128	Japan Prime Realty Investment Corp. REIT(1)	486,497
855,938	JXTG Holdings, Inc.	4,499,106
414,448	K’s Holdings Corp.	4,079,696
4,700	Kagome Co., Ltd.(1)	123,417
101,800	Kajima Corp.	1,371,375
3,349	Kaken Pharmaceutical Co., Ltd.	148,502
20,976	Kaneka Corp.	753,274
16,081	Kao Corp.	1,195,137
129,851	KDDI Corp.	3,105,583
116,500	Kinden Corp.	1,885,831
7,657	Kirin Holdings Co., Ltd.	160,412
406,388	Konica Minolta, Inc.	3,678,105
92,893	Kuraray Co., Ltd.	1,312,347
4,300	Kurita Water Industries Ltd.	104,409
346,300	Kyushu Railway Co.	11,725,876
46,522	Lawson, Inc.	2,946,980
8,900	LINE Corp.*(1)	306,225
111,000	Marubeni Corp.	781,446
39,200	Maruichi Steel Tube Ltd.	1,238,008
21,300	Matsumotokiyoshi Holdings Co., Ltd.	653,279
126,600	McDonald’s Holdings Co. Japan Ltd.(1)	5,377,168
875,400	Mebuki Financial Group, Inc.	2,329,825
191,950	Medipal Holdings Corp.	4,120,150
3,916	MEIJI Holdings Co., Ltd.	319,805
107,400	Mitsubishi Chemical Holdings Corp.	815,032
24,192	Mitsubishi Gas Chemical Co., Inc.	364,925
36,600	Mitsubishi Motors Corp.	200,822
223,227	Mitsubishi Tanabe Pharma Corp.	3,216,715

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

99,360	Mixi, Inc.	$2,084,735
45,617	NEC Corp.	1,357,513
26,869	NH Foods Ltd.	1,012,654
36,894	Nichirei Corp.	1,017,221
43,275	Nihon Kohden Corp.	1,408,119
117,281	Nippo Corp.(1)	2,258,713
119,668	Nippon Kayaku Co., Ltd.	1,528,094
124,153	Nippon Telegraph & Telephone Corp.	5,071,811
106,870	Nissan Motor Co., Ltd.	857,473
1,219	Nomura Real Estate Master Fund, Inc. REIT*	1,604,371
110,260	NTT Data Corp.	1,210,986
183,424	NTT DOCOMO, Inc.	4,133,581
196,800	Obayashi Corp.	1,782,976
115,000	Oji Holdings Corp.	592,216
930	Orix, Inc. J-REIT	1,546,115
191,151	Osaka Gas Co., Ltd.	3,500,181
73,238	Otsuka Corp.	2,015,939
7,904	Otsuka Holdings Co., Ltd.	323,681
99,367	Park24 Co., Ltd.	2,185,413
201,000	Recruit Holdings Co., Ltd.	4,877,751
224,766	Resona Holdings, Inc.	1,083,113
101,169	Ricoh Co., Ltd.(1)	993,110
44,528	Rohto Pharmaceutical Co., Ltd.	1,217,555
7,200	Sankyo Co., Ltd.	274,311
69,768	Sawai Pharmaceutical Co., Ltd.(1)	3,325,768
1,700	Secom Co., Ltd.	141,219
38,908	Sega Sammy Holdings, Inc.	544,708
89,465	Sekisui Chemical Co., Ltd.	1,329,968
102,448	Sekisui House Ltd.	1,511,765
29,089	Seven & I Holdings Co., Ltd.	1,268,128
383,800	SG Holdings Co., Ltd.(1)	10,018,714
32,840	Shimamura Co., Ltd.(1)	2,514,296
247,000	Showa Shell Sekiyu KK	3,469,234
399,458	Skylark Co., Ltd.(1)	6,316,909
39,400	Square Enix Holdings Co., Ltd.	1,072,668
593	Subaru Corp.	12,756
46,417	Sugi Holdings Co., Ltd.	1,838,234
253,401	Sumitomo Dainippon Pharma Co., Ltd.	8,072,155
131,929	Sumitomo Forestry Co., Ltd.(1)	1,731,557
6,607	Suntory Beverage & Food Ltd.	298,690
75,182	Suzuken Co., Ltd.	3,830,537
43,500	Taisei Corp.	1,865,447
52,344	Takeda Pharmaceutical Co., Ltd.(1)	1,767,621
15,800	Teijin Ltd.	253,025
1,600	Terumo Corp.	90,766
7,111	Toho Gas Co., Ltd.	300,410
8,214	Tokyo Electron Ltd.	936,957
183,096	Tokyo Gas Co., Ltd.	4,648,534
18,919	Toyo Suisan Kaisha Ltd.	661,298
15,400	TS Tech Co., Ltd.	423,898
105,747	Tsumura & Co.	2,944,512
3,879	Tsuruha Holdings, Inc.	333,046
33,789	TV Asahi Holdings Corp.	607,934
181,672	Ube Industries Ltd.	3,699,177
15,491	Welcia Holdings Co., Ltd.	700,318
27,749	West Japan Railway Co.	1,962,904
295,557	Yamada Denki Co., Ltd.(1)	1,419,665
133,780	Yamazaki Baking Co., Ltd.	2,811,800
122,153	Zensho Holdings Co., Ltd.(1)	2,961,555

		289,825,477

	Jersey - 0.0%
5,273	Randgold Resources Ltd.(3)(4)	439,609

	Luxembourg - 0.5%
202,986	Grand City Properties S.A.	4,397,223
1,251,451	L’Occitane International S.A.	2,285,726

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

18,278	SES S.A.	$	349,147

			7,032,096

	Malta - 0.1%
143,030	Kindred Group plc SDR		1,316,427

	Netherlands - 3.5%
190,056	Aegon N.V.		886,214
18,174	Akzo Nobel N.V.		1,462,603
242,530	ASR Nederland N.V.		9,587,240
61,956	GrandVision N.V.(2)		1,354,882
345,896	Koninklijke Ahold Delhaize N.V.		8,728,696
44,703	Koninklijke DSM N.V.		3,650,743
189,805	NN Group N.V.		7,550,749
172,806	Royal Dutch Shell plc Class A		5,078,477
303,743	Signify N.V.(2)		7,107,670
43,830	Wolters Kluwer N.V.		2,588,386

			47,995,660

	New Zealand - 1.5%
2,203,561	Air New Zealand Ltd.		4,580,554
228,220	Contact Energy Ltd.		902,894
403,926	Fisher & Paykel Healthcare Corp. Ltd.		3,521,084
258,294	Fletcher Building Ltd.*		845,211
22,523	Meridian Energy Ltd.		51,425
1,779,039	Spark New Zealand Ltd.*		5,034,821
1,547,520	Z Energy Ltd.(1)		5,696,916

			20,632,905

	Norway - 0.1%
64,319	Entra ASA(2)		855,690

	Russia - 0.1%
166,389	Polymetal International plc		1,741,925

	Singapore - 3.3%
1,608,598	ComfortDelGro Corp. Ltd.		2,537,407
211,704	DBS Group Holdings Ltd.		3,679,580
1,387,633	Mapletree Industrial Trust REIT		1,944,519
3,641,834	Mapletree North Asia Commercial Trust REIT		3,045,995
660,259	Oversea-Chinese Banking Corp. Ltd.		5,454,524
669,911	SATS Ltd.		2,290,378
419,425	Sea Ltd. ADR*(1)		4,747,891
987,188	Singapore Airlines Ltd.		6,822,679
336,900	Singapore Telecommunications Ltd.		728,079
3,615,637	StarHub Ltd.		4,642,234
227,253	United Overseas Bank Ltd.		4,096,556
471,700	Venture Corp. Ltd.		4,827,744

			44,817,586

	South Africa - 0.1%
75,989	Mondi plc		1,580,894

	Spain - 1.9%
30,807	Bolsas y Mercados Espanoles SHMSF S.A.		856,478
120,651	Cia de Distribucion Integral Logista Holdings S.A.		3,014,978
152,926	Ebro Foods S.A.(1)		3,048,814
13,841	Enagas S.A.		373,565
223,659	Endesa S.A.		5,146,753
1,218,707	Gestamp Automocion S.A.(1)(2)		6,924,028
6,465	Grupo Catalana Occidente S.A.		240,929
1,724,039	Prosegur Cash S.A.(1)(2)		3,811,595
52,170	Red Electrica Corp. S.A.		1,162,645
16,678	Viscofan S.A.(1)		917,430

			25,497,215

	Sweden - 2.3%
1,416,895	Ahlsell AB(2)		8,326,357
269,244	Axfood AB		4,606,926

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

425,619	Essity AB Class B	$10,446,228
21,439	Hennes & Mauritz AB Class B(1)	304,736
58,685	ICA Gruppen AB(1)	2,096,968
7,420	Investor AB Class B	314,347
67,322	Loomis AB Class B	2,171,714
131,379	Swedbank AB Class A	2,930,367
21,390	Swedish Match AB	842,249

		32,039,892

	Switzerland - 7.2%
30,695	ABB Ltd.	582,109
57,823	Baloise Holding AG	7,942,011
7,251	Banque Cantonale Vaudoise	5,450,386
65,070	BKW AG	4,534,702
10	Chocoladefabriken Lindt & Spruengli AG	743,559
3,461	Emmi AG*	2,392,647
3,097	EMS-Chemie Holding AG	1,467,132
26,464	Ferguson plc	1,690,957
1,247	Givaudan S.A.	2,879,055
8,282	Helvetia Holding AG	4,826,546
150,443	Idorsia Ltd.*(1)	2,475,335
40,681	Kuehne + Nagel International AG	5,214,084
35,720	Nestle S.A.	2,891,515
18,513	Novartis AG	1,578,244
16,185	Panalpina Welttransport Holding AG(1)	2,150,776
57,746	Pargesa Holding S.A.	4,150,237
31,081	Roche Holding AG	7,674,087
21,031	SFS Group AG*	1,627,780
987	SGS S.A.	2,212,690
35,229	Sika AG	4,452,763
11,774	Sonova Holding AG	1,918,142
2,883	Straumann Holding AG	1,807,358
68,543	Sunrise Communications Group AG*(2)	6,010,897
31,769	Swiss Life Holding AG*	12,200,998
48,074	Swiss Re AG	4,394,836
3,270	VAT Group AG*(1)(2)	286,266
13,864	Vontobel Holding AG	708,811
15,034	Zurich Insurance Group AG*	4,469,939

		98,733,862

	United Arab Emirates - 0.3%
1,770,389	Borr Drilling Ltd.*(1)	4,375,294

	United Kingdom - 10.0%
30,086	Abcam plc	417,661
59,616	Ashtead Group plc	1,242,924
118,510	AstraZeneca plc	8,864,372
75,883	Atlassian Corp. plc Class A*	6,752,069
328,432	BAE Systems plc	1,920,792
583,992	Beazley plc	3,744,893
829,091	BP plc	5,236,885
7,784	British American Tobacco plc	247,843
290,284	Britvic plc	2,955,797
385,562	BT Group plc	1,169,194
306,450	BTG plc*	3,239,446
627,276	Centrica plc	1,077,714
69,422	Close Brothers Group plc	1,273,188
76,910	Coca-Cola European Partners plc*	3,537,887
266,779	Compass Group plc	5,606,200
3,894,947	ConvaTec Group plc(2)	6,892,759
8,678	Croda International plc	517,800
294,276	CYBG plc	679,119
42,691	Diageo plc	1,519,676
814,199	Direct Line Insurance Group plc	3,304,803
245,540	GlaxoSmithKline plc	4,663,276
374,634	HSBC Holdings plc	3,086,578
311,980	IG Group Holdings plc	2,264,825

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

8,823	Imperial Brands plc	$267,103
961,490	Kingfisher plc	2,540,948
530,945	Legal & General Group plc	1,562,048
120,507	Marks & Spencer Group plc(1)	379,397
42,055	Metro Bank plc*(1)	906,792
424,993	National Grid plc	4,136,393
45,478	Next plc	2,311,618
122,785	Nomad Foods Ltd.*	2,052,965
154,522	Pearson plc	1,846,764
61,859	Pennon Group plc	545,813
1,896	Reckitt Benckiser Group plc	145,199
329,518	RELX plc	6,784,031
250,314	RELX plc*	5,142,051
1,854,005	Rentokil Initial plc	7,962,170
61,989	Rio Tinto Ltd.	3,424,450
1,307,871	Royal Mail plc	4,532,381
291,725	Smith & Nephew plc	5,439,359
158,852	SSE plc	2,188,025
70,392	SSP Group plc	580,402
401,572	Tate & Lyle plc	3,375,517
7,090	Unilever N.V.	384,336
103,778	Unilever plc	5,430,272
26,793	Victrex plc	780,747
539,655	Vodafone Group plc	1,050,889
125,089	WH Smith plc	2,740,189
607,548	William Hill plc	1,199,348

		137,924,908

	United States - 1.5%
90,083	Burford Capital Ltd.	1,899,924
49,170	Carnival plc	2,356,500
239,284	International Game Technology plc(1)	3,500,725
1,167,129	Reliance Worldwide Corp. Ltd.(1)	3,656,380
18,627	Shire plc	1,084,157
107,957	Waste Connections, Inc.	8,009,432

		20,507,118

	Total Common Stocks (cost $1,465,607,722)	$1,375,582,143

	Total Long-Term Investments (cost $1,465,607,722)	$1,375,582,143

Short-Term Investments - 1.2%
	Securities Lending Collateral - 1.2%
17,167,284	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(5)	17,167,284

	U.S. Treasury Bill - 0.0%
$120,000	2.37%, 03/07/2019(6)(7)	119,492

	Total Short-Term Investments (cost $17,286,771)	$17,286,776

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Total Investments (cost $1,482,894,493)	101.0%	$	1,392,868,919
Other Assets and Liabilities	(1.0)%		(14,076,736)

Total Net Assets	100.0%	$	1,378,792,183

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities was $95,966,633, representing 7.0% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At December 31, 2018, the aggregate fair value of these securities was $439,609, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at December 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	23	03/15/2019	$1,973,400	$(37,188)

Total futures contracts				$(37,188)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:

MSCI	Morgan Stanley Capital International

Other Abbreviations:

ADR	American Depositary Receipt

J-REIT	Japan Real Estate Investment Trust

REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$80,012,161	$80,012,161	$—	$—
Austria	8,524,208	8,524,208	—	—
Belgium	16,998,251	16,998,251	—	—
Bermuda	2,906,514	2,906,514	—	—
Canada	154,775,174	154,775,174	—	—
Denmark	38,298,309	38,298,309	—	—
Finland	16,552,892	16,552,892	—	—
France	83,879,703	83,879,703	—	—
Germany	88,102,963	88,102,963	—	—
Hong Kong	75,366,016	75,366,016	—	—
Ireland	15,006,428	15,006,428	—	—
Israel	33,192,655	33,192,655	—	—
Italy	26,650,311	26,650,311	—	—
Japan	289,825,477	289,825,477	—	—
Jersey	439,609	—	—	439,609
Luxembourg	7,032,096	7,032,096	—	—
Malta	1,316,427	1,316,427	—	—
Netherlands	47,995,660	47,995,660	—	—
New Zealand	20,632,905	20,632,905	—	—
Norway	855,690	855,690	—	—
Russia	1,741,925	1,741,925	—	—
Singapore	44,817,586	44,817,586	—	—
South Africa	1,580,894	1,580,894	—	—
Spain	25,497,215	25,497,215	—	—
Sweden	32,039,892	32,039,892	—	—
Switzerland	98,733,862	98,733,862	—	—
United Arab Emirates	4,375,294	4,375,294	—	—
United Kingdom	137,924,908	137,924,908	—	—
United States	20,507,118	20,507,118	—	—
Short-Term Investments	17,286,776	17,167,284	119,492	—

Total	$1,392,868,919	$1,392,309,818	$119,492	$439,609

Liabilities
Futures Contracts(2)	$(37,188)	$(37,188)	$—	$—

Total	$(37,188)	$(37,188)	$—	$—

(1) For the period ended December 31, 2018, investments valued at $197,790 were transferred in to Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended December 31, 2018 is not presented.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.9%
	Brazil - 2.5%
43,343	Banco do Brasil S.A.	$519,903
13,203	BB Seguridade Participacoes S.A.	93,987
13,828	CCR S.A.	39,960
18,724	Cielo S.A.	42,948
65,501	Embraer S.A.	366,396
23,396	Kroton Educacional S.A.	53,544
7,267	Lojas Renner S.A.	79,500
7,131	Ultrapar Participacoes S.A.	97,883
14,576	Vale S.A.	191,802

		1,485,923

	Chile - 5.0%
622,479	Aguas Andinas S.A. Class A	342,381
839,869	Banco de Chile	120,014
5,701	Banco de Credito e Inversiones S.A.	370,360
1,395,603	Banco Santander Chile	103,946
121,152	Cencosud S.A.	219,331
17,610	Cia Cervecerias Unidas S.A.	226,230
816,153	Colbun S.A.	163,889
14,215	Empresa Nacional de Telecomunicaciones S.A.	110,230
11,101	Empresas COPEC S.A.	133,209
2,549,419	Enel Americas S.A.	450,042
3,624,846	Enel Chile S.A.	349,792
8,829	Latam Airlines Group S.A.	88,216
26,557	SACI Falabella	194,762
350,126	SMU S.A.*	95,856

		2,968,258

	China - 6.4%
32,500	Anhui Conch Cement Co., Ltd. Class H	157,740
1,746	Autohome, Inc. ADR	136,590
285	Baidu, Inc. ADR*	45,201
981,000	Bank of China Ltd. Class H	423,506
140,000	China Construction Bank Corp. Class H	115,514
254,000	China Everbright Bank Co., Ltd. Class H	109,978
14,500	China Merchants Bank Co., Ltd. Class H	53,153
1,218,000	China Telecom Corp. Ltd. Class H	622,274
101,000	CNOOC Ltd.	156,092
52,000	Country Garden Holdings Co., Ltd.	63,295
76,000	CSPC Pharmaceutical Group Ltd.	109,690
156,500	Dali Foods Group Co. Ltd.(1)	115,736
4,000	Geely Automobile Holdings Ltd.	7,050
286,000	Lenovo Group Ltd.	193,240
166,000	Logan Property Holdings Co., Ltd.	207,994
3,077	Momo, Inc. ADR*	73,079
278,000	PICC Property & Casualty Co., Ltd. Class H	284,414
38,500	Ping An Insurance Group Co. of China Ltd. Class H	340,038
195,000	Postal Savings Bank of China Co., Ltd. Class H(1)	102,863
78,935	Semiconductor Manufacturing International Corp.*	69,061
80,400	Sinopharm Group Co., Ltd. Class H	337,852
3,651	Yum China Holdings, Inc.	122,418

		3,846,778

	Colombia - 1.7%
71,219	Almacenes Exito S.A.	271,937
7,230	Corp. Financiera Colombiana S.A.*	36,512
16,267	Grupo Argos S.A.	84,653
6,251	Grupo de Inversiones Suramericana S.A.	61,827
20,826	Grupo Nutresa S.A.	150,704
94,275	Interconexion Electrica S.A. ESP	405,840

		1,011,473

	Hong Kong - 1.1%
37,000	China Mobile Ltd.	356,090
36,100	China Resources Land Ltd.	138,787

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

203,500	Sino Biopharmaceutical Ltd.	$134,118

		628,995

	India - 6.0%
8,822	Axis Bank Ltd. GDR*	395,666
15,970	Dr. Reddy’s Laboratories Ltd. ADR	602,069
5,015	HDFC Bank Ltd. ADR	519,504
46,127	ICICI Bank Ltd. ADR	474,647
58,103	Infosys Ltd. ADR	553,141
12,047	Reliance Industries Ltd. GDR(1)	383,697
8,434	State Bank of India GDR*	359,288
25,720	Tata Motors Ltd. ADR*	313,270

		3,601,282

	Indonesia - 7.9%
1,281,400	Adaro Energy Tbk PT	108,269
459,300	Astra International Tbk PT	262,708
72,500	Bank Central Asia Tbk PT	131,085
177,500	Bank Danamon Indonesia Tbk PT	93,811
897,600	Bank Mandiri Persero Tbk PT	460,348
870,000	Bank Negara Indonesia Persero Tbk PT	532,406
1,787,500	Bank Rakyat Indonesia Persero Tbk PT	454,955
1,527,700	Barito Pacific Tbk PT	253,908
3,293,700	Bumi Serpong Damai Tbk PT*	287,454
142,900	Chandra Asri Petrochemical Tbk PT	58,879
280,300	Charoen Pokphand Indonesia Tbk PT	140,832
17,600	Gudang Garam Tbk PT	102,350
126,100	Indah Kiat Pulp & Paper Corp. Tbk PT	101,283
47,300	Indocement Tunggal Prakarsa Tbk PT	60,687
710,900	Indofood Sukses Makmur Tbk PT	368,304
1,088,400	Kalbe Farma Tbk PT	115,046
556,300	Matahari Department Store Tbk PT	216,640
1,655,700	Perusahaan Gas Negara Persero Tbk PT	244,095
92,900	Semen Indonesia Persero Tbk PT	74,294
350,500	Surya Citra Media Tbk PT	45,580
1,599,500	Telekomunikasi Indonesia Persero Tbk PT	417,116
93,000	United Tractors Tbk PT	176,881

		4,706,931

	Malaysia - 8.6%
220,000	AirAsia Group Bhd	158,113
225,000	AMMB Holdings Bhd	236,298
168,800	Axiata Group Bhd	160,528
24,900	British American Tobacco Malaysia Bhd	217,397
256,500	CIMB Group Holdings Bhd	354,414
193,300	DiGi.Com Bhd	210,490
20,400	Fraser & Neave Holdings Bhd	165,372
15,200	Genting Bhd	22,437
14,000	Genting Malaysia Bhd	10,231
53,000	Hartalega Holdings Bhd	78,747
33,488	Hong Leong Bank Bhd	165,313
309,600	Inari Amertron Bhd	112,377
100,100	IOI Corp. Bhd	107,791
8,600	Kuala Lumpur Kepong Bhd	51,444
740,500	Malakoff Corp. Bhd	143,351
236,700	Malayan Banking Bhd	544,138
117,100	Maxis Bhd	151,600
73,000	MISC Bhd	118,355
4,400	Nestle Malaysia Bhd	156,941
173,100	Petronas Chemicals Group Bhd	389,135
19,500	Petronas Dagangan Bhd	125,045
21,700	Petronas Gas Bhd	100,820
70,100	Public Bank Bhd	420,006
307,100	SP Setia Group Bhd	173,150
92,800	Telekom Malaysia Bhd	59,733
115,900	Tenaga Nasional Bhd	381,425
190,000	Top Glove Corp. Bhd	257,471
22,800	UMW Holdings Bhd	30,179

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

190,958	YTL Corp. Bhd	$46,671

		5,148,972

	Mexico - 3.9%
130,071	Alfa S.A.B. de C.V. Class A	154,484
560,455	America Movil S.A.B. de C.V. Class L	398,135
4,242	Becle S.A.B. de C.V.	5,684
46,122	Coca-Cola Femsa S.A.B. de C.V. Class L	279,443
2,825	El Puerto de Liverpool S.A.B. de C.V. Class C1	18,100
21,023	Fomento Economico Mexicano S.A.B. de C.V.	180,385
57,136	Grupo Bimbo S.A.B. de C.V. Class A	113,728
1,088	Grupo Elektra S.A.B. de C.V.(2)	52,343
43,619	Grupo Financiero Banorte S.A.B. de C.V. Class O	212,472
85,036	Grupo Financiero Inbursa S.A.B. de C.V.	122,499
40,692	Grupo Mexico S.A.B. de C.V. Class B	83,827
101,927	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	161,996
33,742	Mexichem S.A.B. de C.V.	85,513
185,797	Wal-Mart de Mexico S.A.B. de C.V.	471,527

		2,340,136

	Philippines - 4.2%
137,310	Aboitiz Equity Ventures, Inc.	143,616
10,665	Ayala Corp.	182,533
154,960	BDO Unibank, Inc.	385,448
8,067	GT Capital Holdings, Inc.	149,574
84,880	JG Summit Holdings, Inc.	89,908
32,130	Jollibee Foods Corp.	178,293
1,898,300	Metro Pacific Investments Corp.	167,502
10,025	PLDT, Inc.	214,474
290,160	Puregold Price Club, Inc.	237,271
221,080	Robinsons Retail Holdings, Inc.	336,339
622,250	Semirara Mining & Power Corp.	272,756
51,220	Universal Robina Corp.	123,703

		2,481,417

	Poland - 5.6%
8,417	Alior Bank S.A.*	119,083
29,104	Asseco Poland S.A.	357,297
117,672	Bank Millennium S.A.*	277,833
7,551	Bank Polska Kasa Opieki S.A.	219,088
2,530	CD Projekt S.A.*	98,055
3,021	Cyfrowy Polsat S.A.*	18,142
19,958	Grupa Lotos S.A.	470,162
1,733	ING Bank Slaski S.A.	83,035
15	LPP S.A.	31,344
224	mBank S.A.	25,293
65,264	Orange Polska S.A.*	83,214
75,966	PGE Polska Grupa Energetyczna S.A.*	202,212
13,638	Polski Koncern Naftowy ORLEN S.A.	392,613
78,479	Polskie Gornictwo Naftowe i Gazownictwo S.A.	144,351
15,274	Powszechna Kasa Oszczednosci Bank Polski S.A.	160,475
26,775	Powszechny Zaklad Ubezpieczen S.A.	312,883
783	Santander Bank Polska S.A.	74,658
498,339	Tauron Polska Energia S.A.*	290,507

		3,360,245

	Russia - 3.2%
57,692	Gazprom PJSC ADR	255,518
5,528	LUKOIL PJSC ADR	395,141
15,692	Magnit PJSC GDR	199,759
13,156	MMC Norilsk Nickel PJSC ADR	246,807
647	Novatek PJSC GDR	110,637
23,700	Sberbank of Russia PJSC ADR	259,752
52,150	Surgutneftegas PJSC ADR	198,170
4,397	Tatneft PJSC ADR	277,011

		1,942,795

	South Africa - 5.5%
37,654	Absa Group Ltd.	423,578

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

1,395	AngloGold Ashanti Ltd.	$17,625
1,624	Aspen Pharmacare Holdings Ltd.	15,221
21,877	Bidvest Group Ltd.	314,582
45,556	FirstRand Ltd.	207,623
8,711	Mr. Price Group Ltd.	149,059
33,399	MTN Group Ltd.	206,640
19,232	Nedbank Group Ltd.	367,286
221,569	Redefine Properties Ltd. REIT	148,945
17,511	RMB Holdings Ltd.	96,046
36,523	Sanlam Ltd.	202,609
36,253	Sappi Ltd.	205,774
7,161	Sasol Ltd.	211,569
8,878	Shoprite Holdings Ltd.	117,355
25,049	Standard Bank Group Ltd.	311,367
2,688	Tiger Brands Ltd.	51,159
11,725	Vodacom Group Ltd.	107,591
32,021	Woolworths Holdings Ltd.	122,630

		3,276,659

	South Korea - 8.8%
117	AmorePacific Group	7,623
1,606	BNK Financial Group, Inc.	10,550
894	CJ Corp.	97,348
134	CJ Corp.*	4,403
1,728	Coway Co., Ltd.	114,756
3,106	DB Insurance Co., Ltd.	195,969
103	E-Mart, Inc.	16,847
3,674	Hana Financial Group, Inc.	119,361
2,429	Hankook Tire Co., Ltd.	87,403
3,361	Hyundai Engineering & Construction Co., Ltd.	164,466
853	Hyundai Glovis Co., Ltd.	98,617
717	Hyundai Mobis Co., Ltd.	122,092
683	Hyundai Motor Co.	72,536
9,613	Industrial Bank of Korea*	121,046
917	Kangwon Land, Inc.	26,299
624	KB Financial Group, Inc.	26,005
10,227	Kia Motors Corp.	308,881
2,588	Korea Electric Power Corp.*	76,773
173	Korea Zinc Co., Ltd.	67,057
2,023	KT&G Corp.*	184,024
420	LG Chem Ltd.	130,615
1,814	LG Corp.	113,639
8,995	LG Display Co., Ltd.*	145,510
3,807	LG Electronics, Inc.*	212,561
97	LG Household & Health Care Ltd.	95,713
34,069	LG Uplus Corp.	538,912
665	Lotte Chemical Corp.	165,088
136	NCSoft Corp.	56,860
596	POSCO	129,797
215	S-Oil Corp.	18,826
12,020	Samsung Electronics Co., Ltd.	416,897
508	Samsung Fire & Marine Insurance Co., Ltd.	122,470
1,131	SK Holdings Co., Ltd.	263,542
4,848	SK Hynix, Inc.*	262,864
1,217	SK Innovation Co., Ltd.	195,780
1,257	SK Telecom Co., Ltd.	303,604
11,526	Woori Bank*	161,145

		5,255,879

	Taiwan - 9.1%
27,000	ASE Technology Holding, Co., Ltd.*	51,212
23,000	Asustek Computer, Inc.	150,779
624,000	AU Optronics Corp.	249,706
8,000	Catcher Technology Co., Ltd.	58,561
270,764	Chang Hwa Commercial Bank Ltd.	151,516
68,431	Chicony Electronics Co., Ltd.	139,369
161,000	China Development Financial Holding Corp.	50,913
257,794	China Life Insurance Co., Ltd.	233,580

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

33,000	Chunghwa Telecom Co., Ltd.	$121,320
173,000	Compal Electronics, Inc.	98,215
217,628	CTBC Financial Holding Co., Ltd.	143,023
9,105	Delta Electronics, Inc.	38,361
101,508	E.Sun Financial Holding Co., Ltd.	66,380
43,540	Far Eastern New Century Corp.	39,521
61,000	Far EasTone Telecommunications Co., Ltd.	151,622
309,271	First Financial Holding Co., Ltd.	201,237
31,301	Foxconn Technology Co., Ltd.	61,610
47,000	Fubon Financial Holding Co., Ltd.	71,944
71,224	Hon Hai Precision Industry Co., Ltd.*	164,058
173,677	Hua Nan Financial Holdings Co., Ltd.	98,882
384,000	Innolux Corp.	121,433
201,000	Inventec Corp.	144,193
67,245	Lite-On Technology Corp.	88,823
10,000	MediaTek, Inc.	74,666
165,273	Mega Financial Holding Co., Ltd.	139,533
16,000	Nan Ya Plastics Corp.	39,301
26,000	Novatek Microelectronics Corp.	120,116
79,000	Pegatron Corp.	132,108
177,000	Pou Chen Corp.	187,728
33,000	President Chain Store Corp.	333,897
26,000	Quanta Computer, Inc.	44,578
137,000	Radiant Opto-Electronics Corp.	376,631
98,803	Shanghai Commercial & Savings Bank Ltd.	129,221
821,319	Shin Kong Financial Holding Co., Ltd.	239,686
164,832	SinoPac Financial Holdings Co., Ltd.	55,235
34,600	Synnex Technology International Corp.	40,975
109,125	Taiwan Cooperative Financial Holding Co., Ltd.	62,662
22,000	Taiwan Mobile Co., Ltd.	76,227
11,000	Taiwan Semiconductor Manufacturing Co., Ltd.	80,701
40,000	Teco Electric and Machinery Co., Ltd.	22,709
125,800	Uni-President Enterprises Corp.	285,677
251,000	United Microelectronics Corp.	91,868
23,000	Vanguard International Semiconductor Corp.	44,523
76,686	Wistron Corp.	47,653
33,600	WPG Holdings Ltd.	40,392
207,757	Yuanta Financial Holding Co., Ltd.	104,429

		5,466,774

	Thailand - 8.5%
54,596	Advanced Info Service plc NVDR	289,245
204,500	Bangkok Dusit Medical Services plc NVDR	155,762
2,900	Bangkok Life Assurance plc NVDR	2,338
115,000	Bank of Ayudhya plc NVDR	135,097
57,567	Banpu plc NVDR	26,167
24,000	Bumrungrad Hospital plc NVDR	138,206
201,100	Charoen Pokphand Foods plc NVDR	151,937
44,100	CP ALL plc NVDR	93,116
64,800	Delta Electronics Thailand plc NVDR	138,317
93,300	Glow Energy plc NVDR	255,028
61,500	Indorama Ventures plc NVDR	102,468
621,300	IRPC plc NVDR	109,720
71,000	Kasikornbank plc NVDR	403,409
748,500	Krung Thai Bank plc NVDR	441,376
573,500	Land & Houses plc NVDR	174,375
47,000	MK Restaurants Group plc NVDR	107,901
313,600	Pruksa Holding plc NVDR	166,624
60,700	PTT Exploration & Production plc NVDR	211,592
153,500	PTT Global Chemical plc NVDR	335,899
293,900	PTT plc NVDR	415,215
108,100	Ratchaburi Electricity Generating Holding plc NVDR	168,491
91,200	Siam Commercial Bank plc NVDR	373,931
51,100	Thai Beverage plc	22,869
94,100	Thai Oil plc NVDR	191,466
72,900	Thai Union Group plc NVDR	36,271
3,555,800	TMB Bank plc NVDR	240,257

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

167,000	Total Access Communication plc NVDR	$221,829

		5,108,906

	Turkey - 6.9%
97,437	Akbank T.A.S.	125,645
136,057	Arcelik A.S.	403,831
12,169	BIM Birlesik Magazalar A.S.	199,008
628,072	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. REIT	177,091
193,381	Enka Insaat ve Sanayi A.S.	166,485
184,856	Eregli Demir ve Celik Fabrikalari T.A.S.	250,881
40,725	Haci Omer Sabanci Holding A.S.	57,567
101,496	KOC Holding A.S.	270,915
321,977	Petkim Petrokimya Holding A.S.	305,037
61,663	Tofas Turk Otomobil Fabrikasi A.S.	195,888
14,427	Tupras Turkiye Petrol Rafinerileri A.S.	316,478
78,708	Turk Hava Yollari AO*	238,348
213,728	Turkcell Iletisim Hizmetleri A.S.	488,932
77,794	Turkiye Garanti Bankasi A.S.	116,401
209,057	Turkiye Halk Bankasi A.S.	275,866
94,348	Turkiye Is Bankasi A.S. Class C	80,339
297,868	Turkiye Sise ve Cam Fabrikalari A.S.	317,471
220,614	Turkiye Vakiflar Bankasi TAO Class D	161,731

		4,147,914

	Total Common Stocks (cost $57,511,033)	$56,779,337

Preferred Stocks - 4.6%
	Brazil - 3.2%
36,258	Banco Bradesco S.A.	361,574
62,722	Itau Unibanco Holding S.A.	574,503
82,577	Itausa - Investimentos Itau S.A.	257,377
27,896	Petroleo Brasileiro S.A.	163,241
46,739	Telefonica Brasil S.A.	557,504

		1,914,199

	Chile - 0.4%
68,186	Embotelladora Andina S.A. Class B	254,922
410	Sociedad Quimica y Minera de Chile S.A. Class B	16,131

		271,053

	Colombia - 1.0%
44,336	Banco Davivienda S.A., 3.17%	422,131
16,122	Bancolombia S.A., 3.18%	155,883

		578,014

	Total Preferred Stocks (cost $2,314,962)	$2,763,266

	Total Long-Term Investments (cost $59,825,995)	$59,542,603

Short-Term Investments - 0.1%
	Securities Lending Collateral - 0.0%
12,687	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(3)	12,687

	U.S. Treasury Bill - 0.1%
$30,000	2.37%, 03/07/2019(3)(4)	29,873

	Total Short-Term Investments (cost $42,558)	$42,560

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Total Investments (cost $59,868,553)	99.6%	$59,585,163
Other Assets and Liabilities	0.4%	261,539

Total Net Assets	100.0%	$59,846,702

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities was $602,296, representing 1.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.
(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at December 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	8	03/15/2019	$386,720	$(993)

Total futures contracts				$(993)

Foreign Currency Contracts Outstanding at December 31, 2018

Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,914 USD	26,891	BRL	SSG	01/02/19	$ —	$(23)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
USD	United States Dollar

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$1,485,923	$1,485,923	$—	$—
Chile	2,968,258	2,968,258	—	—
China	3,846,778	3,846,778	—	—
Colombia	1,011,473	1,011,473	—	—
Hong Kong	628,995	628,995	—	—
India	3,601,282	3,601,282	—	—
Indonesia	4,706,931	4,706,931	—	—
Malaysia	5,148,972	5,148,972	—	—
Mexico	2,340,136	2,340,136	—	—
Philippines	2,481,417	2,481,417	—	—
Poland	3,360,245	3,360,245	—	—
Russia	1,942,795	1,942,795	—	—
South Africa	3,276,659	3,276,659	—	—
South Korea	5,255,879	5,255,879	—	—
Taiwan	5,466,774	5,466,774	—	—
Thailand	5,108,906	5,108,906	—	—
Turkey	4,147,914	4,147,914	—	—
Preferred Stocks	2,763,266	2,763,266	—	—
Short-Term Investments	42,560	12,687	29,873	—

Total	$59,585,163	$59,555,290	$29,873	$—

Liabilities
Foreign Currency Contracts(2)	$(23)	$—	$(23)	$—
Futures Contracts(2)	(993)	(993)	—	—

Total	$(1,016)	$(993)	$(23)	$—

(1) For the period ended December 31, 2018, investments valued at $37,238 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Global Small Cap ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Australia - 5.0%
39,226	Abacus Property Group	$90,301
66,379	Australian Pharmaceutical Industries Ltd.	64,489
12,857	Automotive Holdings Group Ltd.(1)	14,120
3,367	BWP Trust REIT	8,367
72,175	Cromwell Property Group REIT	50,303
27,881	CSR Ltd.	55,155
2,642	Downer EDI Ltd.	12,573
10,832	Elders Ltd.	53,838
32,512	Genworth Mortgage Insurance Australia Ltd.(1)	50,126
42,441	Inghams Group Ltd.(1)	123,398
2,836	JB Hi-Fi Ltd.(1)	44,204
18,740	Metcash Ltd.(1)	32,323
8,403	Mineral Resources Ltd.	91,516
3,102	Northern Star Resources Ltd.	20,178
16,986	Regis Resources Ltd.	57,758
1,443	Sandfire Resources NL(1)	6,786
4,549	Shopping Centres Australasia Property Group REIT	8,166
36,303	St. Barbara Ltd.(1)	120,119
26,051	Viva Energy REIT	41,265

		944,985

	Belgium - 0.6%
24,445	AGFA-Gevaert N.V.*	93,054
369	Tessenderlo Group S.A.*	12,275

		105,329

	Bermuda - 0.3%
861	Argo Group International Holdings Ltd.	57,902

	Brazil - 2.1%
2,900	Cia de Transmissao de Energia Eletrica Paulista	51,764
538	Cia Hering	4,059
11,533	EDP - Energias do Brasil S.A.	43,891
2,552	Grendene S.A.	5,399
7,700	IRB Brasil Resseguros S.A.	165,811
1,722	LOG Commercial Properties e Participacoes S.A.*	8,006
23,865	MRV Engenharia e Participacoes S.A.	76,107
5,684	Odontoprev S.A.	20,165
1,854	Unipar Carbocloro S.A.	17,632

		392,834

	Canada - 4.6%
1,694	Aecon Group, Inc.	21,842
3,319	Aritzia, Inc.*	39,853
2,049	BRP, Inc.	53,018
2,283	Canfor Corp.*	27,631
3,253	Canfor Pulp Products, Inc.	38,608
7,473	Cascades, Inc.	55,974
2,171	Celestica, Inc.*	19,011
998	Colliers International Group, Inc.	55,015
526	Domtar Corp.	18,478
455	FirstService Corp.	31,212
6,097	Intertape Polymer Group, Inc.(1)	75,532
9,491	Just Energy Group, Inc.	31,340
3,560	Killam Apartment Real Estate Investment Trust REIT	41,548
6,113	Mercer International, Inc.	63,820
2,400	NFI Group, Inc.	59,815
2,839	North West Co., Inc.(1)	65,311
381	Parkland Fuel Corp.	9,858
2,508	Spin Master Corp.*(2)	70,495
4,633	Transcontinental, Inc. Class A	65,469
800	Uni-Select, Inc.(1)	11,369
13,925	Western Forest Products, Inc.	19,269

		874,468

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

	China - 9.1%
45,522	BAIC Motor Corp. Ltd. Class H(2)	$	24,013
131,435	Chaowei Power Holdings Ltd.		50,866
42,753	China BlueChemical Ltd. Class H		13,433
6,000	China Eastern Airlines Corp. Ltd. Class H		3,341
21,531	China Lesso Group Holdings Ltd.		10,780
89,025	China Oriental Group Co., Ltd.		52,987
98,000	China SCE Group Holdings Ltd.		35,673
100,622	CSC Financial Co., Ltd. Class H(2)		57,191
37,000	Dongyue Group Ltd.		19,092
78,242	Great Wall Motor Co., Ltd. Class H		44,870
132,459	Guangshen Railway Co., Ltd. H Class		49,909
42,766	Guangzhou R&F Properties Co., Ltd. Class H		64,673
283,696	Jingrui Holdings Ltd.		81,529
56,100	JNBY Design Ltd.		78,676
7,000	KWG Group Holdings Ltd.*		6,196
30,600	Legend Holdings Corp. Class H(2)		80,122
171,646	Metallurgical Corp. of China Ltd. Class H		41,216
43,000	Powerlong Real Estate Holdings Ltd.		16,916
95,614	Red Star Macalline Group Corp. Ltd. Class H(2)		82,066
108,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H		87,456
87,082	Shenzhen Expressway Co., Ltd. Class H		95,987
8,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H		3,505
59,215	Sinotrans Ltd. Class H		25,715
108,219	Tianneng Power International Ltd.		90,259
88,303	Times China Holdings, Ltd.		98,123
35,402	TravelSky Technology Ltd. Class H		90,660
101,706	Weichai Power Co., Ltd. Class H		116,264
148,314	Xtep International Holdings Ltd.		80,509
46,000	Yadea Group Holdings Ltd.(2)		17,744
25,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(2)		70,074
16,200	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(2)		54,004
170,705	Yuzhou Properties Co., Ltd.		70,424

			1,714,273

	Denmark - 0.7%
1,311	Bakkafrost P/F		64,073
134	Dfds A/S		5,382
8,087	Spar Nord Bank A/S		64,791

			134,246

	Finland - 0.1%
1,247	Finnair Oyj		10,100

	France - 0.9%
211	Fnac Darty S.A.*		13,773
1,642	Gaztransport Et Technigaz S.A.		126,044
1,196	Neopost S.A.		32,567

			172,384

	Georgia - 0.2%
2,183	Bank of Georgia Group plc		38,284

	Germany - 0.4%
218	Cewe Stiftung & Co. KGaA		15,476
7,611	Heidelberger Druckmaschinen AG*		13,842
46,321	Sirius Real Estate Ltd.		35,397

			64,715

	Hong Kong - 2.2%
192,000	Giordano International Ltd.		90,736
67,500	HKBN Ltd.		102,422
16,000	Huabao International Holdings Ltd.		6,805
5,000	K Wah International Holdings Ltd.		2,376
184,000	Nissin Foods Co., Ltd.		84,605
35,000	Road King Infrastructure Ltd.		62,406
76,000	Sa Sa International Holdings Ltd.		28,733
53,120	Shenzhen Investment Ltd.		17,572

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

40,515	Yuexiu Real Estate Investment Trust	$25,977

		421,632

	Ireland - 0.1%
11,554	Green REIT plc	17,831

	Israel - 1.3%
64,080	Oil Refineries Ltd.	30,576
531	Paz Oil Co., Ltd.	80,160
6,445	Phoenix Holdings Ltd.	32,788
4,483	Plus500 Ltd.	78,221
1,993	Tower Semiconductor Ltd.*	29,867

		251,612

	Italy - 1.7%
10,751	Banca Farmafactoring S.p.A.(2)	55,797
683	El.En. S.p.A.	9,892
21,864	Enav S.p.A.(2)	106,024
51,823	Juventus Football Club S.p.A.*(1)	62,914
44,181	Saras S.p.A	85,405

		320,032

	Japan - 14.3%
415	Adastria Co., Ltd.(1)	7,017
2,581	Amano Corp.	50,060
1,732	AOKI Holdings, Inc.(1)	20,380
3,305	Arcs Co., Ltd.	73,742
400	Canon Electronics, Inc.	7,000
3,476	CKD Corp.(1)	29,591
157	cocokara fine, Inc.	7,670
356	Daishi Hokuetsu Financial Group, Inc.	9,864
1,000	Daiwabo Holdings Co., Ltd.	46,484
3,549	Doutor Nichires Holdings Co., Ltd.	64,954
1,600	DTS Corp.	51,187
1,758	Dydo Group Holdings, Inc.	92,134
100	Enplas Corp.	2,487
3,867	Fuji Corp.	45,467
700	Fujitsu General Ltd.	8,983
5,921	Geo Holdings Corp.	90,071
11,100	Hazama Ando Corp.(1)	73,450
1,667	Heiwado Co., Ltd.	38,289
2,147	Inaba Denki Sangyo Co., Ltd.	80,330
5,300	Itochu Enex Co., Ltd.	46,471
800	Iwatani Corp.	26,760
200	JCU Corp.	2,539
4,300	Kaga Electronics Co., Ltd.	77,327
321	Kanematsu Corp.	3,906
2,100	KH Neochem Co., Ltd.	44,061
1,768	Kokuyo Co., Ltd.	25,864
2,881	KYORIN Holdings, Inc.	63,048
1,769	Kyowa Exeo Corp.	41,567
1,637	Kyudenko Corp.	62,218
3,900	Leopalace21 Corp.	15,498
2,578	Maeda Road Construction Co., Ltd.	53,621
6,700	Marvelous, Inc.	47,938
3,968	Maxell Holdings Ltd.	52,297
7,182	MCJ Co., Ltd.	43,400
699	Megmilk Snow Brand Co., Ltd.	18,138
5,160	Ministop Co., Ltd.	96,837
3,123	Mirait Holdings Corp.(1)	45,885
1,000	Mitsubishi Research Institute, Inc.	28,756
441	Mochida Pharmaceutical Co., Ltd.	36,256
2,569	NEC Networks & System Integration Corp.	57,157
4,729	NET One Systems Co., Ltd.	83,360
1,745	Nichiha Corp.(1)	43,961
873	Nihon Unisys Ltd.	19,503
4,300	Nishi-Nippon Financial Holdings, Inc.	37,546
561	Nojima Corp.	11,377

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

2,000	Oki Electric Industry Co., Ltd.	$23,680
1,169	PAL GROUP Holdings Co., Ltd.	28,821
1,361	Paramount Bed Holdings Co., Ltd.	56,504
4,478	Plenus Co., Ltd.(1)	77,752
200	Prima Meat Packers Ltd.	3,577
500	Senko Group Holdings Co., Ltd.	3,796
200	Shindengen Electric Manufacturing Co., Ltd.	6,927
1,800	Solasto Corp.	18,014
1,039	St Marc Holdings Co., Ltd.	23,211
533	Sumitomo Bakelite Co., Ltd.	18,461
700	Sushiro Global Holdings Ltd.	38,281
4,019	T-Gaia Corp.	76,083
374	Taikisha Ltd.	9,978
3,608	Takuma Co., Ltd.	45,184
613	Toho Holdings Co., Ltd.	15,018
7,100	TOKAI Holdings Corp.	56,365
818	Token Corp.	48,537
200	Tokyo Seimitsu Co., Ltd.	5,055
2,900	Tokyu Construction Co., Ltd.	26,353
3,230	Toppan Forms Co., Ltd.	25,466
100	Towa Pharmaceutical Co., Ltd.	6,991
10,200	Toyo Construction Co., Ltd.	35,142
396	Unipres Corp.	6,717
7,100	United Super Markets Holdings, Inc.	77,721
1,528	Valor Holdings Co., Ltd.	36,851
1,700	Wakita & Co., Ltd.	17,339
3,700	Yamazen Corp.	34,803

		2,707,078

	Liechtenstein - 0.5%
627	VP Bank AG	89,935

	Luxembourg - 0.1%
1,101	Altisource Portfolio Solutions S.A.*(1)	24,761

	Netherlands - 0.5%
4,151	ForFarmers N.V.	38,199
6,955	PostNL N.V.	15,877
184	Sligro Food Group N.V.	7,320
568	TKH Group N.V.	26,427

		87,823

	New Zealand - 0.4%
25,165	Chorus Ltd.	81,841

	Norway - 0.6%
9,483	Veidekke ASA	106,119

	Portugal - 0.0%
733	REN - Redes Energeticas Nacionais SGPS S.A.	2,039

	Puerto Rico - 0.4%
4,700	Triple-S Management Corp. Class B*	81,733

	Singapore - 1.2%
1,273	China Yuchai International Ltd.	15,836
10,017	Frasers Centrepoint Trust REIT	15,948
2,762	Kulicke & Soffa Industries, Inc.	55,986
67,900	M1 Ltd.	104,116
39,500	Yanlord Land Group Ltd.	35,356

		227,242

	South Africa - 0.7%
2,778	Mondi Ltd.	59,784
13,913	Reunert Ltd.	68,496

		128,280

	South Korea - 5.9%
481	AK Holdings, Inc.*	23,278
3,950	Cheil Worldwide, Inc.*	79,651
125	CJ ENM Co., Ltd.	22,618

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

208	Com2uSCorp	$24,047
805	Daesang Corp.*	18,073
1,221	DB HiTek Co., Ltd.*	11,873
4,156	DGB Financial Group, Inc.*	30,952
604	GS Home Shopping, Inc.	97,220
764	GS Retail Co., Ltd.*	27,731
149	Hanwha Corp.*	4,186
1,586	Harim Holdings Co., Ltd.*	16,346
205	Hyundai Home Shopping Network Corp.	18,189
3,119	Hyundai Marine & Fire Insurance Co., Ltd.*	114,747
4,587	JB Financial Group Co., Ltd.*	23,432
2,225	Jeju Air Co., Ltd.*	66,902
203	Korea Petrochemical Ind Co., Ltd.*	27,927
8,531	Korean Reinsurance Co.*	66,211
4,258	LF Corp.*	94,830
843	LG Hausys Ltd.*	42,762
1,219	LS Industrial Systems Co., Ltd.*	53,532
244	Mando Corp.*	6,331
5,365	Meritz Fire & Marine Insurance Co., Ltd.*	105,059
114	NongShim Co., Ltd.	26,002
424	S&T Motiv Co., Ltd.*	10,279
298	S-1 Corp.	26,841
266	Samsung Card Co., Ltd.*	8,237
1,502	Silicon Works Co., Ltd.*	45,230
627	Soulbrain Co., Ltd.*	26,720

		1,119,206

	Spain - 0.3%
867	Lar Espana Real Estate Socimi S.A. REIT	7,384
1,991	Tecnicas Reunidas S.A.(1)	48,570

		55,954

	Sweden - 0.9%
5,639	Bilia AB Class A	52,696
8,144	Nobina AB(2)	55,023
29,459	SAS AB*(1)	69,113

		176,832

	Switzerland - 1.1%
172	Autoneum Holding AG(1)	25,718
5	dormakaba Holding AG*(1)	3,008
561	Galenica AG*(2)	24,630
669	Implenia AG	22,449
27	Schweiter Technologies AG	23,801
17	Schweizerische Nationalbank(1)	71,566
83	Valiant Holding AG	9,093
142	Valora Holding AG*	30,970

		211,235

	Taiwan - 2.9%
11,211	Accton Technology Corp.	35,963
8,000	Cleanaway Co., Ltd.	43,335
18,000	Coretronic Corp.	22,283
19,496	Elite Material Co., Ltd.	41,672
9,199	Everlight Electronics Co., Ltd.	8,844
1,208	FLEXium Interconnect, Inc.	2,928
44,563	Gigabyte Technology Co., Ltd.	58,283
128,000	HannStar Display Corp.	29,317
31,000	Micro-Star International Co., Ltd.	77,054
17,469	Powertech Technology, Inc.	37,567
36,637	Primax Electronics Ltd.	51,790
18,548	Realtek Semiconductor Corp.	86,292
10,871	Tripod Technology Corp.	28,224
5,562	Wistron NeWeb Corp.	14,458
13,083	WT Microelectronics Co., Ltd.	16,515

		554,525

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

	Thailand - 0.6%
2,151	Fabrinet*	$110,368

	United Kingdom - 4.3%
9,997	Biffa plc(2)	24,930
775	Big Yellow Group plc REIT	8,622
24,263	Charter Court Financial Services Group plc(2)	77,253
32,223	Coats Group plc	33,447
8,502	Dart Group plc	83,593
14,706	Draper Esprit plc*(1)	101,140
2,186	Go-Ahead Group plc	42,541
5,565	Greggs plc	89,729
496	Halfords Group plc	1,611
37,016	Hansteen Holdings plc REIT	43,678
35,019	Just Group plc	40,921
8,036	Moneysupermarket.com Group plc	28,196
16,553	OneSavings Bank plc	73,787
5,385	Safestore Holdings plc REIT	34,737
7,021	Sports Direct International plc*	21,264
9,742	UNITE Group plc	100,004

		805,453

	United States - 34.6%
1,827	Aaron’s, Inc.	76,825
2,123	Abercrombie & Fitch Co. Class A(1)	42,566
203	ACCO Brands Corp.	1,376
249	Acushnet Holdings Corp.	5,246
870	Amedisys, Inc.*	101,886
831	American National Insurance Co.	105,736
167	American Woodmark Corp.*	9,299
3,814	Amkor Technology, Inc.*	25,020
1,871	AMN Healthcare Services, Inc.*	106,011
1,123	ANGI Homeservices, Inc. Class A*	18,047
1,373	Anika Therapeutics, Inc.*	46,147
4,059	Apollo Medical Holdings, Inc.*	80,571
1,138	Arch Coal, Inc. Class A(1)	94,443
1,368	Argan, Inc.	51,765
59	Atrion Corp.	43,724
4,872	Avaya Holdings Corp.*(1)	70,936
1,283	Banc of California, Inc.(1)	17,077
1,337	Big Lots, Inc.(1)	38,666
1,162	BioTelemetry, Inc.*	69,395
217	Blackstone Mortgage Trust, Inc. Class A REIT(1)	6,914
2,453	Bluegreen Vacations Corp.(1)	31,717
1,814	Boise Cascade Co.	43,264
136	Boston Beer Co., Inc. Class A*(1)	32,754
274	Briggs & Stratton Corp.	3,584
2,989	Buckle, Inc.(1)	57,807
2,395	Byline Bancorp, Inc.*(1)	39,901
583	Cambrex Corp.*	22,014
240	Cars.com, Inc.*	5,160
49	Chesapeake Utilities Corp.	3,984
1,253	Chico’s FAS, Inc.	7,042
749	Children’s Place, Inc.(1)	67,477
163	Coca-Cola Bottling Co. Consolidated(1)	28,913
387	Compass Minerals International, Inc.(1)	16,134
425	CONMED Corp.	27,285
2,484	CONSOL Energy, Inc.*	78,768
792	Cooper-Standard Holdings, Inc.*	49,199
1,867	Corvel Corp.*	115,231
952	CSG Systems International, Inc.	30,245
3,509	Curo Group Holdings Corp.*(1)	33,300
2,685	CVR Energy, Inc.	92,579
1,879	Dean Foods Co.(1)	7,159
718	Dolby Laboratories, Inc. Class A	44,401
224	Douglas Dynamics, Inc.	8,039
962	DSW, Inc. Class A	23,761

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

1,576	Eagle Pharmaceuticals, Inc.*(1)	$	63,497
790	EchoStar Corp. Class A*		29,009
1,723	Emergent BioSolutions, Inc.*		102,139
1,400	Employers Holdings, Inc.		58,758
1,937	Ensign Group, Inc.		75,136
1,047	ePlus, Inc.*		74,515
1,922	Express, Inc.*		9,821
149	Farmer Brothers Co.*		3,476
1,143	FB Financial Corp.		40,028
982	FBL Financial Group, Inc. Class A		64,468
2,338	First Interstate BancSystem, Inc. Class A		85,477
7,299	Five Point Holdings LLC Class A*(1)		50,655
7,571	Foundation Building Materials, Inc.*		62,915
1,390	Genesco, Inc.*		61,577
2,908	Geo Group, Inc. REIT		57,288
796	Getty Realty Corp. REIT		23,410
2,035	Globus Medical, Inc. Class A*		88,075
286	GMS, Inc.*		4,250
351	Greenbrier Cos., Inc.(1)		13,879
681	Greif, Inc. Class A		25,272
786	Guess?, Inc.(1)		16,325
1,981	H&E Equipment Services, Inc.		40,452
2,230	Hawaiian Holdings, Inc.		58,894
2,357	Heritage Financial Corp.(1)		70,050
1,082	Horace Mann Educators Corp.		40,521
109	Hub Group, Inc. Class A*		4,041
70	ICF International, Inc.		4,535
471	Ichor Holdings Ltd.*(1)		7,677
154	II-VI, Inc.*(1)		4,999
505	Industrial Logistics Properties Trust REIT		9,924
1,470	Ingles Markets, Inc. Class A		40,013
1,456	Innospec, Inc.		89,923
4,667	Inovalon Holdings, Inc. Class A*(1)		66,178
1,975	Insight Enterprises, Inc.*		80,481
893	Insperity, Inc.		83,371
318	John B Sanfilippo & Son, Inc.		17,700
604	Kaman Corp.		33,878
225	Kelly Services, Inc. Class A		4,608
1,852	KEMET Corp.(1)		32,484
1,085	LHC Group, Inc.*(1)		101,860
822	LSC Communications, Inc.		5,754
3,748	Luminex Corp.		86,616
1,114	Magellan Health, Inc.*		63,375
2,544	Mammoth Energy Services, Inc.(1)		45,741
732	ManTech International Corp. Class A		38,280
2,440	Marcus & Millichap, Inc. REIT*		83,765
2,067	Match Group, Inc.(1)		88,406
30	Meredith Corp.(1)		1,558
2,473	Meridian Bioscience, Inc.		42,931
2,377	Meritor, Inc.*		40,195
2,467	MFA Financial, Inc. REIT		16,480
72	MicroStrategy, Inc. Class A*		9,198
116	MSG Networks, Inc. Class A*		2,733
2,139	Myriad Genetics, Inc.*		62,181
799	National Presto Industries, Inc.(1)		93,419
307	National Western Life Group, Inc. Class A		92,315
105	Neenah, Inc.(1)		6,187
1,563	Nexeo Solutions, Inc.*		13,426
4,833	NextGen Healthcare, Inc.*		73,220
106	Northwest Natural Holding Co.		6,409
234	NorthWestern Corp.		13,909
222	NuVasive, Inc.*		11,002
1,116	Oritani Financial Corp.		16,461
1,736	Owens & Minor, Inc.(1)		10,989
2,780	Par Pacific Holdings, Inc.*		39,420
1,410	PennyMac Financial Services, Inc.(1)		29,977

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

1,894	Philbro Animal Health Corp. Class A	$60,911
1,230	Photronics, Inc.*	11,906
2,316	ProPetro Holding Corp.*(1)	28,533
2,362	Renewable Energy Group, Inc.*(1)	60,703
1,156	REX American Resources Corp.*	78,735
1,061	RMR Group, Inc. REIT	56,318
111	Safety Insurance Group, Inc.	9,081
710	Sanderson Farms, Inc.(1)	70,496
2,080	Schneider National, Inc. Class B	38,834
147	Scholastic Corp.	5,918
1,968	Schweitzer-Mauduit International, Inc.	49,298
542	Select Medical Holdings Corp.*	8,320
1,576	Selective Insurance Group, Inc.	96,041
868	Sleep Number Corp.*	27,542
1,689	SMART Global Holdings, Inc.*(1)	50,163
3,551	Steelcase, Inc. Class A	52,661
882	Stepan Co.	65,268
75	Sturm Ruger & Co., Inc.	3,992
3,001	Summit Hotel Properties, Inc. REIT	29,200
1,399	Sunstone Hotel Investors, Inc. REIT	18,201
530	Supernus Pharmaceuticals, Inc.*(1)	17,607
2,877	Sykes Enterprises, Inc.*	71,148
3,294	TPG RE Finance Trust, Inc. REIT	60,214
1,607	TriCo Bancshares	54,301
457	Trinseo S.A.	20,921
10,437	TrustCo Bank Corp.	71,598
1,227	TTEC Holdings, Inc.	35,055
27	TTM Technologies, Inc.*	263
360	U.S. Physical Therapy, Inc.	36,846
1,476	Ultra Clean Holdings, Inc.*(1)	12,502
25	UniFirst Corp.	3,577
2,024	United States Cellular Corp.*	105,187
66	Unitil Corp.	3,342
873	Universal Corp.	47,273
87	USANA Health Sciences, Inc.*	10,243
2,846	Varex Imaging Corp.*	67,393
1,301	Verso Corp. Class A*	29,142
384	Viad Corp.	19,235
5,031	Virtu Financial, Inc. Class A(1)	129,599
318	Vishay Intertechnology, Inc.	5,727
2,704	Vonage Holdings Corp.*	23,606
1,085	Walker & Dunlop, Inc.	46,926
4,532	Warrior Met Coal, Inc.(1)	109,267
923	Weis Markets, Inc.(1)	44,101

		6,524,068

	Total Common Stocks (cost $19,077,893)	$18,615,119

Preferred Stocks - 0.6%
	Germany - 0.6%
2,285	Jungheinrich AG, 1.38%	59,660
6,923	Schaeffler AG, 4.39%	59,023

		118,683

	Total Preferred Stocks (cost $186,703)	$118,683

	Total Long-Term Investments (cost $19,264,596)	$18,733,802

Short-Term Investments - 1.9%
	Securities Lending Collateral - 1.8%
344,319	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(3)	344,319

	U.S. Treasury Bill - 0.1%
$10,000	2.33%, 03/07/2019(4)(5)	9,958

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Total Short-Term Investments (cost $354,277)		$	354,277

Total Investments (cost $19,618,873)	101.1%	$	19,088,079
Other Assets and Liabilities	(1.1)%		(205,351)

Total Net Assets	100.0%	$	18,882,728

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities was $799,366, representing 4.2% of net assets.

(3)	Current yield as of period end.
(4)	The rate shown represents current yield to maturity.
(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at December 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000	1	03/15/2019	$67,450	$(2,040)
MSCI EAFE Index Future	1	03/15/2019	85,800	(1,617)

Total				$(3,657)

Total futures contracts				$(3,657)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:

MSCI Morgan Stanley Capital International

Other Abbreviations:
REIT Real Estate Investment Trust

Hartford Multifactor Global Small Cap ETF
Schedule of Investments December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$944,985	$944,985	$—	$—
Belgium	105,329	105,329	—	—
Bermuda	57,902	57,902	—	—
Brazil	392,834	392,834	—	—
Canada	874,468	874,468	—	—
China	1,714,273	1,714,273	—	—
Denmark	134,246	134,246	—	—
Finland	10,100	10,100	—	—
France	172,384	172,384	—	—
Georgia	38,284	38,284	—	—
Germany	64,715	64,715	—	—
Hong Kong	421,632	421,632	—	—
Ireland	17,831	17,831	—	—
Israel	251,612	251,612	—	—
Italy	320,032	320,032	—	—
Japan	2,707,078	2,707,078	—	—
Liechtenstein	89,935	89,935	—	—
Luxembourg	24,761	24,761	—	—
Netherlands	87,823	87,823	—	—
New Zealand	81,841	81,841	—	—
Norway	106,119	106,119	—	—
Portugal	2,039	2,039	—	—
Puerto Rico	81,733	81,733	—	—
Singapore	227,242	227,242	—	—
South Africa	128,280	128,280	—	—
South Korea	1,119,206	1,119,206	—	—
Spain	55,954	55,954	—	—
Sweden	176,832	176,832	—	—
Switzerland	211,235	211,235	—	—
Taiwan	554,525	554,525	—	—
Thailand	110,368	110,368	—	—
United Kingdom	805,453	805,453	—	—
United States	6,524,068	6,524,068	—	—
Preferred Stocks	118,683	118,683	—	—
Short-Term Investments	354,277	344,319	9,958	—

Total	$19,088,079	$19,078,121	$9,958	$—

Liabilities
Futures Contracts(2)	$(3,657)	$(3,657)	$—	$—

Total	$(3,657)	$(3,657)	$—	$—

(1) For the period ended December 31, 2018, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Australia - 4.5%
3,662	Adelaide Brighton Ltd.	$11,008
943	AGL Energy Ltd.(1)	13,676
2,309	Amcor Ltd.(1)	21,538
940	Aristocrat Leisure Ltd.	14,453
1,176	Australia & New Zealand Banking Group Ltd.	20,251
884	Caltex Australia Ltd.	15,857
76	Cochlear Ltd.	9,287
154	Coles Group Ltd.*(1)	1,273
165	Commonwealth Bank of Australia	8,409
197	CSL Ltd.	25,680
4,923	DuluxGroup Ltd.	22,736
1,349	GPT Group REIT	5,071
1,096	National Australia Bank Ltd.(1)	18,572
1,168	Sonic Healthcare Ltd.	18,180
920	Stockland REIT	2,280
708	Tabcorp Holdings Ltd.	2,138
154	Wesfarmers Ltd.	3,493
448	Westpac Banking Corp.	7,897

		221,799

	Belgium - 0.0%
12	Cofinimmo S.A. REIT	1,488

	Brazil - 0.8%
3,809	Ambev S.A.	15,115
1,500	Fibria Celulose S.A.	26,163

		41,278

	Canada - 9.0%
205	Alimentation Couche-Tard, Inc. Class B	10,193
112	AltaGas Ltd.(1)	1,140
259	Bank of Montreal	16,913
187	Bank of Nova Scotia	9,317
801	BCE, Inc.	31,628
1,510	CAE, Inc.	27,739
200	Canadian Imperial Bank of Commerce	14,889
303	Canadian National Railway Co.	22,431
216	Canadian Tire Corp. Ltd. Class A	22,574
394	CCL Industries, Inc. Class B	14,441
65	CGI Group, Inc. Class A*	3,974
762	Dollarama, Inc.	18,116
665	Enbridge, Inc.(1)	20,649
66	George Weston Ltd.	4,352
128	Imperial Oil Ltd.	3,242
27	Keyera Corp.	510
48	Loblaw Cos. Ltd.	2,148
24	Onex Corp.	1,307
970	Parkland Fuel Corp.	25,099
137	Pembina Pipeline Corp.(1)	4,063
135	Quebecor, Inc. Class B	2,841
1,030	RioCan Real Estate Investment Trust REIT	17,948
62	Ritchie Bros Auctioneers, Inc.	2,027
495	Rogers Communications, Inc. Class B	25,355
265	Royal Bank of Canada	18,130
303	Shaw Communications, Inc. Class B	5,482
843	Suncor Energy, Inc.	23,535
776	TELUS Corp.	25,709
152	Thomson Reuters Corp.*(1)	7,343
316	Toronto-Dominion Bank	15,701
593	TransCanada Corp.(1)	21,166
500	WSP Global, Inc.	21,478

		441,440

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

	Chile - 0.3%
32,561	Enel Americas S.A.	$5,748
4,310	Quinenco S.A.	11,218

		16,966

	China - 2.5%
500	AAC Technologies Holdings, Inc.	2,902
6,000	China Construction Bank Corp. Class H	4,951
1,500	China Merchants Bank Co., Ltd. Class H	5,498
6,000	CSPC Pharmaceutical Group Ltd.	8,660
6,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)	19,197
9,000	Golden Eagle Retail Group Ltd.	9,598
3,000	Shenzhou International Group Holdings Ltd.	34,007
500	Tencent Holdings Ltd.	20,053
30,000	Zall Smart Commerce Group Ltd.*	16,285

		121,151

	Denmark - 1.8%
47	Bakkafrost P/F	2,297
523	Danske Bank A/S	10,327
310	DSV A/S	20,382
386	GN Store Nord A/S	14,386
338	H. Lundbeck A/S	14,777
540	Novo Nordisk A/S Class B	24,643

		86,812

	Finland - 0.2%
195	Kone Oyj Class B	9,282

	France - 4.7%
232	Air Liquide S.A.	28,762
10	Cie Generale des Etablissements Michelin SCA	991
203	EssilorLuxottica S.A.	25,631
46	Hermes International	25,493
74	L’Oreal S.A.	17,020
91	LVMH Moet Hennessy Louis Vuitton SE	26,860
453	Orange S.A.	7,330
253	Safran S.A.	30,484
316	Sanofi	27,331
101	Sodexo S.A.	10,334
35	Thales S.A.	4,081
447	TOTAL S.A.	23,597
34	Vinci S.A.	2,799

		230,713

	Germany - 3.0%
120	adidas AG	25,021
77	Allianz SE	15,416
275	BASF SE	18,988
1,620	Deutsche Telekom AG	27,445
148	Fresenius Medical Care AG & Co. KGaA	9,583
13	Merck KGaA	1,337
265	SAP SE	26,334
115	Siemens AG	12,802
255	United Internet AG	11,136

		148,062

	Hong Kong - 6.2%
2,500	China Mobile Ltd.	24,060
12,000	CITIC Ltd.	18,822
2,000	CK Hutchison Holdings Ltd.	19,210
3,000	CK Infrastructure Holdings Ltd.	22,722
2,500	CLP Holdings Ltd.	28,259
1,300	Dairy Farm International Holdings Ltd.	11,765
38,000	Goldin Financial Holdings Ltd.*	14,221
8,000	Guangdong Investment Ltd.	15,470
600	Hang Seng Bank Ltd.	13,472
10,560	Hong Kong & China Gas Co., Ltd.	21,850

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

100	Jardine Strategic Holdings Ltd.	$3,671
3,000	Link REIT	30,386
5,024	MTR Corp. Ltd.	26,438
13,000	PCCW Ltd.	7,488
500	Power Assets Holdings Ltd.	3,480
2,000	Swire Pacific Ltd. Class A	21,126
600	Swire Properties Ltd.	2,107
1,500	VTech Holdings Ltd.	12,415
8,000	Zhongyu Gas Holdings Ltd.	6,693

		303,655

	India - 2.1%
112	HDFC Bank Ltd. ADR	11,602
2,912	Infosys Ltd. ADR(1)	27,722
385	Mahindra & Mahindra Ltd. GDR	4,370
458	Reliance Industries Ltd. GDR(2)	14,587
4,562	Wipro Ltd. ADR(1)	23,403
529	WNS Holdings Ltd. ADR*	21,827

		103,511

	Indonesia - 3.1%
52,100	Astra International Tbk PT	29,800
500	Bank Central Asia Tbk PT	904
88,700	Bumi Resources Tbk PT*	635
70,285	Chandra Asri Petrochemical Tbk PT	28,960
2,164,300	Hanson International Tbk PT*	17,911
13,900	Indofood CBP Sukses Makmur Tbk PT	10,101
250,000	Kresna Graha Investama Tbk PT*	11,387
69,200	Telekomunikasi Indonesia Persero Tbk PT	18,046
675,300	Trada Alam Minera Tbk PT*	7,983
8,000	Unilever Indonesia Tbk PT	25,257

		150,984

	Ireland - 1.2%
715	CRH plc	18,881
1,242	Experian plc	30,134
104	Paddy Power Betfair plc	8,518

		57,533

	Israel - 2.2%
315	Alony Hetz Properties & Investments Ltd.	2,941
180	Azrieli Group Ltd.	8,598
104	Elbit Systems Ltd.	11,934
269	Nice Ltd.*	28,954
124	Paz Oil Co., Ltd.	18,719
764	Radware Ltd.*	17,351
216	Taro Pharmaceutical Industries Ltd.	18,282

		106,779

	Italy - 0.5%
1,513	Eni S.p.A.	23,778
9	Recordati S.p.A.	312

		24,090

	Japan - 15.9%
100	Asahi Group Holdings Ltd.	3,891
1,600	Astellas Pharma, Inc.	20,438
1,200	Azbil Corp.	23,734
700	Bridgestone Corp.(1)	27,026
800	Canon, Inc.(1)	21,882
200	Daikin Industries Ltd.	21,319
700	Daiwa House Industry Co., Ltd.	22,318
500	Denso Corp.	22,299
100	East Japan Railway Co.	8,851
600	FUJIFILM Holdings Corp.	23,351
100	Hikari Tsushin, Inc.	15,650
500	Hoya Corp.	30,146
200	Ito En Ltd.(1)	8,978

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

1,700	ITOCHU Corp.	$28,929
600	Japan Airlines Co., Ltd.	21,279
2	Japan Logistics Fund, Inc. REIT	4,061
1	Japan Real Estate Investment Corp. REIT	5,615
1	Japan Retail Fund Investment Corp. REIT	2,001
700	Kagome Co., Ltd.(1)	18,381
500	Kaken Pharmaceutical Co., Ltd.	22,171
1,000	KDDI Corp.	23,916
400	Kuraray Co., Ltd.	5,651
600	McDonald’s Holdings Co. Japan Ltd.(1)	25,484
900	Mitsubishi Electric Corp.	9,979
100	Mitsubishi Tanabe Pharma Corp.	1,441
700	Mitsui & Co., Ltd.	10,786
5,600	Mizuho Financial Group, Inc.	8,692
300	Nagoya Railroad Co., Ltd.	7,919
100	NEC Corp.	2,976
100	Nikon Corp.	1,490
1,200	Nippon Kayaku Co., Ltd.	15,323
600	Nippon Telegraph & Telephone Corp.	24,511
300	Nissan Chemical Corp.	15,750
600	Nissan Motor Co., Ltd.	4,814
2,000	NTT Data Corp.	21,966
1,000	NTT DOCOMO, Inc.	22,536
200	Oriental Land Co., Ltd.	20,152
500	Osaka Gas Co., Ltd.	9,156
500	Otsuka Holdings Co., Ltd.	20,476
100	Rinnai Corp.	6,599
300	Secom Co., Ltd.	24,921
200	Seven & i Holdings Co., Ltd.	8,719
800	Shimadzu Corp.	15,852
400	Subaru Corp.	8,604
1,500	Sumitomo Rubber Industries Ltd.(1)	17,773
100	Taisho Pharmaceutical Holdings Co., Ltd.	10,053
100	Takeda Pharmaceutical Co., Ltd.	3,377
600	Terumo Corp.	34,037
100	Tobu Railway Co., Ltd.	2,701
100	Tokio Marine Holdings, Inc.	4,772
500	Toyota Motor Corp.	29,194
1,400	Yamada Denki Co., Ltd.(1)	6,725

		778,665

	Malaysia - 2.6%
18,900	DiGi.Com Bhd	20,581
500	Genting Malaysia Bhd	365
7,400	HAP Seng Consolidated Bhd	17,638
15,300	IHH Healthcare Bhd	19,956
2,100	Kuala Lumpur Kepong Bhd	12,562
6,700	Maxis Bhd	8,674
10,400	Petronas Chemicals Group Bhd	23,380
30,700	Sunway Bhd	10,920
3,600	Tenaga Nasional Bhd	11,848

		125,924

	Malta - 0.2%
1,196	Kindred Group plc SDR	11,008

	Mexico - 0.3%
1,604	Fomento Economico Mexicano S.A.B. de C.V.	13,763
40	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	602

		14,365

	Netherlands - 0.8%
74	Koninklijke DSM N.V.	6,043
119	Koninklijke Philips N.V.	4,208
913	Royal Dutch Shell plc Class A	26,831

		37,082

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

	Norway - 1.3%
1,148	Equinor ASA	$24,361
793	Marine Harvest ASA	16,732
1,275	Telenor ASA	24,663

		65,756

	Philippines - 1.2%
3,980	Aboitiz Equity Ventures, Inc.	4,163
390	Ayala Corp.	6,675
9,400	Ayala Land, Inc.	7,257
3,400	Manila Electric Co.	24,570
640	SM Investments Corp.	11,166
9,600	SM Prime Holdings, Inc.	6,536

		60,367

	Poland - 0.0%
40	Polski Koncern Naftowy ORLEN S.A.	1,152

	Portugal - 0.1%
236	Galp Energia SGPS S.A.	3,722

	Russia - 0.1%
284	MMC Norilsk Nickel PJSC ADR	5,328

	Singapore - 2.0%
200	Ascendas Real Estate Investment Trust REIT	377
1,500	DBS Group Holdings Ltd.	26,071
1,800	Frasers Centrepoint Trust REIT	2,866
2,900	Mapletree Industrial Trust REIT	4,064
2,700	Mapletree Logistics Trust REIT	2,496
305	Oversea-Chinese Banking Corp. Ltd.	2,520
3,600	SATS Ltd.	12,308
8,900	Singapore Telecommunications Ltd.	19,228
700	Suntec Real Estate Investment Trust REIT	914
900	United Overseas Bank Ltd.	16,224
500	UOL Group Ltd.	2,271
600	Venture Corp. Ltd.	6,141

		95,480

	South Africa - 0.0%
122	AVI Ltd.	862

	South Korea - 5.6%
57	Chong Kun Dang Pharmaceutical Corp.	5,211
42	CJ Corp.	4,573
6	CJ Corp.*	197
9	CJ ENM Co., Ltd.	1,628
1,137	Feelux Co., Ltd.	12,432
98	Fila Korea Ltd.	4,699
74	GS Home Shopping, Inc.	11,911
150	HS Industries Co., Ltd.	920
28	Hyundai Home Shopping Network Corp.	2,484
181	Hyundai Motor Co.	19,223
509	Kangwon Land, Inc.	14,598
135	KB Financial Group, Inc.	5,626
568	Kia Motors Corp.	17,155
2	LG Chem Ltd.	622
116	LG Corp.	7,267
142	LG Display Co., Ltd.*	2,297
1,055	LG Uplus Corp.	16,688
5	NAVER Corp.	547
460	NICE Total Cash Management Co., Ltd.	3,706
88	NongShim Co., Ltd.	20,072
15	Ottogi Corp.	9,733
285	S-1 Corp.	25,670
565	Samsung Electronics Co., Ltd.	19,596
286	Shinhan Financial Group Co., Ltd.	10,150
45	SK Holdings Co., Ltd.	10,486
354	SK Hynix, Inc.	19,194

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

121	SK Telecom Co., Ltd.	$29,225

		275,910

	Spain - 0.5%
254	Amadeus IT Group S.A.	17,665
254	Industria de Diseno Textil S.A.	6,490

		24,155

	Sweden - 1.4%
612	Assa Abloy AB Class B	10,917
592	Atlas Copco AB Class A*	14,056
2,401	Svenska Cellulosa AB SCA Class B	18,610
1,035	Swedbank AB Class A	23,085

		66,668

	Switzerland - 3.4%
371	Ferguson plc	23,706
12	Givaudan S.A.	27,705
306	Nestle S.A.	24,771
303	Novartis AG	25,831
95	Roche Holding AG	23,456
148	Sika AG	18,706
259	Swiss Re AG	23,677

		167,852

	Taiwan - 5.6%
11,000	Chong Hong Construction Co., Ltd.	27,628
7,000	Chunghwa Telecom Co., Ltd.	25,734
4,000	Clevo Co.*	3,963
28,000	Everlight Electronics Co., Ltd.	26,919
1,000	Far EasTone Telecommunications Co., Ltd.	2,486
3,000	Formosa Plastics Corp.	9,858
1,000	Greatek Electronics, Inc.	1,397
9,000	HannStar Display Corp.	2,061
800	Hon Hai Precision Industry Co., Ltd.*	1,843
2,000	Hung Sheng Construction Ltd.	1,662
2,000	King Slide Works Co., Ltd.	20,822
2,000	Nan Ya Plastics Corp.	4,913
7,000	Pou Chen Corp.	7,424
2,000	Powertech Technology, Inc.	4,301
1,000	President Chain Store Corp.	10,118
8,160	Ruentex Development Co., Ltd.*	11,880
1,200	Ruentex Industries Ltd.*	3,069
17,000	Sercomm Corp.	35,508
4,000	Sinbon Electronics Co., Ltd.	10,775
1,000	Supreme Electronics Co., Ltd.	880
2,000	Taiwan Mobile Co., Ltd.	6,930
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	22,009
13,000	Uni-President Enterprises Corp.	29,521

		271,701

	Thailand - 3.0%
800	Advanced Info Service plc NVDR	4,238
14,300	Airports of Thailand plc NVDR	28,218
7,600	Bangkok Dusit Medical Services plc NVDR	5,789
216,500	Bangkok Land plc NVDR	10,040
1,500	Bumrungrad Hospital plc NVDR	8,638
900	Central Pattana plc NVDR	2,066
10,600	CP ALL plc NVDR	22,382
900	Electricity Generating plc NVDR	6,855
900	Glow Energy plc NVDR	2,460
2,900	Ratchaburi Electricity Generating Holding plc NVDR	4,520
1,604	Siam Cement plc NVDR	21,479
11,400	Supalai plc NVDR	6,372
25,600	Thai Beverage plc(1)	11,457
2,300	Thai Union Group plc NVDR	1,144

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

14,300	Thai Vegetable Oil plc NVDR	$11,639

		147,297

	Turkey - 2.4%
3,302	Aselsan Elektronik Sanayi Ve Ticaret A.S.	14,946
1,162	BIM Birlesik Magazalar A.S.	19,003
30,504	Enka Insaat ve Sanayi A.S.	26,261
14,735	Kerevitas Gida Sanayi ve Ticaret A.S.*	4,986
1,400	KOC Holding A.S.	3,737
22,362	Soda Sanayii A.S.	29,845
410	Tupras Turkiye Petrol Rafinerileri A.S.	8,994
4,110	Turkcell Iletisim Hizmetleri A.S.	9,402

		117,174

	United Kingdom - 10.8%
925	Ashtead Group plc	19,285
388	AstraZeneca plc	29,022
2,533	BAE Systems plc	14,814
4,296	BP plc	27,135
129	British American Tobacco plc	4,107
1,168	Compass Group plc	24,545
493	Croda International plc	29,416
804	Diageo plc	28,620
872	GlaxoSmithKline plc	16,561
1,514	Halma plc	26,301
1,933	HSBC Holdings plc	15,926
2,274	Informa plc	18,252
423	InterContinental Hotels Group plc	22,826
413	Intertek Group plc	25,248
1,175	Meggitt plc	7,048
1,988	National Grid plc	19,349
2,166	Pearson plc	25,887
1,243	RELX plc	25,591
1,102	RELX plc*	22,638
6,813	Rentokil Initial plc	29,259
207	Rightmove plc	1,140
1,061	Sage Group plc	8,127
1,415	Smith & Nephew plc	26,383
347	Smiths Group plc	6,028
347	Unilever N.V.	18,810
436	Unilever plc	22,814
6,496	Vodafone Group plc	12,650

		527,782

	United States - 0.3%
465	Bausch Health Cos., Inc.*	8,597
47	Carnival plc	2,252
1,500	Samsonite International S.A.*(2)	4,263

		15,112

	Total Common Stocks (cost $4,968,592)	$4,878,905

Preferred Stocks - 0.1%
	Germany - 0.1%
103	Fuchs Petrolub SE, 2.01%	4,237

	Total Preferred Stocks (cost $5,624)	$4,237

	Total Long-Term Investments (cost $4,974,216)	$4,883,142

Short-Term Investments - 0.1%
	Securities Lending Collateral - 0.1%
4,076	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(3)	4,076

	Total Short-Term Investments (cost $4,076)	$4,076

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Total Investments (cost $4,978,292)	99.8%	$	4,887,218
Other Assets and Liabilities	0.2%		9,992

Total Net Assets	100.0%	$	4,897,210

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities was $38,047, representing 0.8% of net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PJSC	Private Joint Stock Company

PT	Perseroan Terbatas

REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$221,799	$221,799	$—	$—
Belgium	1,488	1,488	—	—
Brazil	41,278	41,278	—	—
Canada	441,440	441,440	—	—
Chile	16,966	16,966	—	—
China	121,151	121,151	—	—
Denmark	86,812	86,812	—	—
Finland	9,282	9,282	—	—
France	230,713	230,713	—	—
Germany	148,062	148,062	—	—
Hong Kong	303,655	303,655	—	—
India	103,511	103,511	—	—
Indonesia	150,984	150,984	—	—
Ireland	57,533	57,533	—	—
Israel	106,779	106,779	—	—
Italy	24,090	24,090	—	—
Japan	778,665	778,665	—	—
Malaysia	125,924	125,924	—	—
Malta	11,008	11,008	—	—
Mexico	14,365	14,365	—	—
Netherlands	37,082	37,082	—	—
Norway	65,756	65,756	—	—
Philippines	60,367	60,367	—	—
Poland	1,152	1,152	—	—
Portugal	3,722	3,722	—	—
Russia	5,328	5,328	—	—
Singapore	95,480	95,480	—	—
South Africa	862	862	—	—
South Korea	275,910	275,910	—	—
Spain	24,155	24,155	—	—
Sweden	66,668	66,668	—	—
Switzerland	167,852	167,852	—	—
Taiwan	271,701	271,701	—	—
Thailand	147,297	147,297	—	—
Turkey	117,174	117,174	—	—
United Kingdom	527,782	527,782	—	—
United States	15,112	15,112	—	—
Preferred Stocks	4,237	4,237	—	—
Short-Term Investments	4,076	4,076	—	—

Total	$4,887,218	$4,887,218	$—	$—

(1) For the period ended December 31, 2018, investments valued at $15,924 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.8%
	Automobiles & Components - 0.8%
439	Fox Factory Holding Corp.*	$	25,844
49	Garrett Motion, Inc.*(1)		605
240	Visteon Corp.*(1)		14,467

			40,916

	Banks - 1.4%
1,237	Beneficial Bancorp, Inc.		17,677
299	Capitol Federal Financial, Inc.		3,818
532	CenterState Bank Corp.		11,193
41	Commerce Bancshares, Inc.(1)		2,308
749	Investors Bancorp, Inc.		7,790
73	JP Morgan Chase & Co.		7,126
525	US Bancorp		23,993

			73,905

	Capital Goods - 9.7%
247	3M Co.		47,063
182	Boeing Co.		58,695
442	BWX Technologies, Inc.(1)		16,898
28	ESCO Technologies, Inc.		1,847
117	General Dynamics Corp.		18,394
30	Harris Corp.		4,039
486	Honeywell International, Inc.		64,210
44	IDEX Corp.		5,555
443	Kaman Corp.		24,848
170	Lincoln Electric Holdings, Inc.		13,404
163	Lockheed Martin Corp.		42,680
268	MSC Industrial Direct Co., Inc. Class A		20,615
160	Northrop Grumman Corp.		39,184
260	Raytheon Co.		39,871
81	Resideo Technologies, Inc.*		1,664
11	Roper Technologies, Inc.		2,932
437	Toro Co.		24,420
48	TransDigm Group, Inc.*(1)		16,323
454	United Technologies Corp.		48,342

			490,984

	Commercial & Professional Services - 6.2%
1,188	CBIZ, Inc.*		23,404
46	Cintas Corp.		7,727
660	Copart, Inc.*(1)		31,535
548	Exponent, Inc.		27,789
148	FTI Consulting, Inc.*		9,863
351	ICF International, Inc.		22,738
115	IHS Markit Ltd.*		5,516
105	Insperity, Inc.		9,803
111	Matthews International Corp. Class A		4,509
498	McGrath Rent Corp.		25,637
591	Republic Services, Inc.		42,605
724	Rollins, Inc.(1)		26,136
418	Tetra Tech, Inc.		21,640
633	Waste Management, Inc.		56,331

			315,233

	Consumer Durables & Apparel - 0.4%
246	Columbia Sportswear Co.		20,686

	Consumer Services - 10.6%
607	Aramark		17,585
244	Bright Horizons Family Solutions, Inc.*		27,194
428	Carnival Corp.		21,100
449	Cheesecake Factory, Inc.(1)		19,536
102	Churchill Downs, Inc.		24,882
103	Cracker Barrel Old Country Store, Inc.(1)		16,465
371	Darden Restaurants, Inc.		37,048

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

147	Domino’s Pizza, Inc.	$	36,454
384	Dunkin’ Brands Group, Inc.(1)		24,622
29	frontdoor, Inc.*		772
48	Graham Holdings Co. Class B		30,748
176	Hilton Worldwide Holdings, Inc.		12,637
63	Jack in the Box, Inc.		4,891
531	McDonald’s Corp.		94,290
135	Service Corp. International/US		5,435
91	ServiceMaster Global Holdings, Inc.*		3,343
682	Starbucks Corp.		43,921
209	Strategic Education, Inc.		23,705
115	Vail Resorts, Inc.		24,244
1,537	Wendy’s Co.(1)		23,992
480	Yum! Brands, Inc.		44,122

			536,986

	Diversified Financials - 2.6%
75	American Express Co.		7,149
514	Apollo Commercial Real Estate Finance, Inc. REIT		8,563
246	Berkshire Hathaway, Inc. Class B*		50,228
463	Blackstone Mortgage Trust, Inc. Class A REIT(1)		14,751
823	Blucora, Inc.*		21,925
396	Capstead Mortgage Corp. REIT		2,641
183	Chimera Investment Corp. REIT		3,261
13	CME Group, Inc.		2,446
474	MFA Financial, Inc. REIT		3,166
104	Morningstar, Inc.		11,423
20	Nasdaq, Inc.		1,632
367	Starwood Property Trust, Inc. REIT		7,234

			134,419

	Energy - 5.5%
712	Chevron Corp.		77,459
1,033	Exxon Mobil Corp.		70,440
496	Occidental Petroleum Corp.		30,445
437	ONEOK, Inc.		23,576
487	Phillips 66		41,955
580	Schlumberger Ltd.		20,926
195	Valero Energy Corp.		14,619

			279,420

	Food & Staples Retailing - 1.6%
120	Costco Wholesale Corp.		24,445
347	Sysco Corp.		21,743
391	Walmart, Inc.		36,422

			82,610

	Food, Beverage & Tobacco - 2.8%
52	Altria Group, Inc.		2,568
89	Archer-Daniels-Midland Co.		3,646
18	Brown-Forman Corp. Class B		856
738	Coca-Cola Co.		34,944
1,118	Conagra Brands, Inc.		23,881
204	Kellogg Co.		11,630
1,087	Keurig Dr Pepper, Inc.		27,871
326	PepsiCo., Inc.		36,017

			141,413

	Health Care Equipment & Services - 5.5%
237	Abbott Laboratories		17,142
584	Baxter International, Inc.		38,439
278	Danaher Corp.		28,667
171	IDEXX Laboratories, Inc.*		31,809
17	Intuitive Surgical, Inc.*		8,142
22	Laboratory Corp. of America Holdings*		2,780
180	Quest Diagnostics, Inc.		14,989
179	STERIS plc		19,126
150	Stryker Corp.		23,512

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

322	UnitedHealth Group, Inc.	$	80,217
90	Varian Medical Systems, Inc.*		10,198
29	WellCare Health Plans, Inc.*		6,847

			281,868

	Household & Personal Products - 2.8%
255	Church & Dwight Co., Inc.		16,769
172	Clorox Co.		26,512
291	Colgate-Palmolive Co.		17,320
509	Herbalife Nutrition Ltd.*		30,006
75	Kimberly-Clark Corp.		8,545
313	Procter & Gamble Co.		28,771
87	WD-40 Co.(1)		15,944

			143,867

	Insurance - 1.4%
22	American Financial Group, Inc.		1,992
21	Aon plc		3,053
25	Argo Group International Holdings Ltd.		1,681
152	Arthur J Gallagher & Co.		11,202
447	Axis Capital Holdings Ltd.		23,083
169	Brown & Brown, Inc.		4,658
44	Erie Indemnity Co. Class A		5,866
9	Everest Re Group Ltd.		1,960
76	Loews Corp.		3,459
112	Torchmark Corp.		8,347
6	White Mountains Insurance Group Ltd.		5,146

			70,447

	Materials - 7.9%
265	Air Products & Chemicals, Inc.		42,413
270	AptarGroup, Inc.		25,399
226	Ashland Global Holdings, Inc.		16,037
256	Balchem Corp.		20,057
293	Ball Corp.		13,472
370	Compass Minerals International, Inc.(1)		15,425
384	Ecolab, Inc.		56,582
367	Linde plc		57,267
63	NewMarket Corp.(1)		25,962
118	Quaker Chemical Corp.		20,970
514	RPM International, Inc.		30,213
16	Sensient Technologies Corp.(1)		894
41	Sherwin-Williams Co.		16,132
925	Silgan Holdings, Inc.		21,848
522	Sonoco Products Co.		27,734
204	WR Grace & Co.		13,242

			403,647

	Media & Entertainment - 2.8%
6	Alphabet, Inc. Class A*		6,270
629	Comcast Corp. Class A		21,417
33	Facebook, Inc. Class A*		4,326
238	John Wiley & Sons, Inc. Class A		11,179
174	Omnicom Group, Inc.		12,744
1,081	Twenty-First Century Fox, Inc. Class A		52,017
295	Walt Disney Co.		32,347

			140,300

	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
17	Amgen, Inc.		3,309
49	Bio-Rad Laboratories, Inc. Class A*		11,379
107	Bio-Techne Corp.		15,485
645	Johnson & Johnson		83,237
612	Merck & Co., Inc.		46,763
280	PerkinElmer, Inc.(1)		21,994
1,268	Pfizer, Inc.		55,348

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

175	Zoetis, Inc.	$	14,970

			252,485

	Real Estate - 5.5%
328	American Campus Communities, Inc. REIT		13,576
175	American Tower Corp. REIT		27,683
248	Apartment Investment & Management Co. Class A REIT		10,882
47	AvalonBay Communities, Inc. REIT		8,180
69	Camden Property Trust REIT		6,076
192	Crown Castle International Corp. REIT		20,857
207	Digital Realty Trust, Inc. REIT		22,056
146	Douglas Emmett, Inc. REIT		4,983
12	EastGroup Properties, Inc. REIT		1,101
114	EPR Properties REIT		7,300
573	Equity Commonwealth REIT		17,196
241	Equity LifeStyle Properties, Inc. REIT		23,408
21	Essex Property Trust, Inc. REIT		5,149
62	Life Storage, Inc. REIT		5,765
276	LTC Properties, Inc. REIT(1)		11,504
90	Mid-America Apartment Communities, Inc. REIT		8,613
1,651	Monmouth Real Estate Investment Corp. REIT		20,472
112	PS Business Parks, Inc. REIT		14,672
34	Public Storage REIT		6,882
434	Rayonier, Inc. REIT		12,018
1,086	Retail Opportunity Investments Corp. REIT		17,246
231	UDR, Inc. REIT		9,152
92	Ventas, Inc. REIT		5,390
30	Washington Real Estate Investment Trust REIT		690

			280,851

	Retailing - 2.9%
3	Amazon.com, Inc.*		4,506
35	AutoZone, Inc.*		29,342
276	Home Depot, Inc.		47,422
131	Pool Corp.		19,473
1,030	TJX Cos., Inc.		46,082

			146,825

	Semiconductors & Semiconductor Equipment - 0.3%
325	Intel Corp.		15,252

	Software & Services - 9.4%
16	Adobe, Inc.*		3,620
581	Amdocs Ltd.		34,035
253	Aspen Technology, Inc.*		20,792
279	Automatic Data Processing, Inc.		36,582
295	Broadridge Financial Solutions, Inc.		28,394
16	Cognizant Technology Solutions Corp. Class A		1,016
44	ExlService Holdings, Inc.*		2,315
272	Fidelity National Information Services, Inc.		27,894
399	Fiserv, Inc.*		29,322
75	Gartner, Inc.*(1)		9,588
418	Genpact Ltd.		11,282
462	International Business Machines Corp.		52,516
239	Jack Henry & Associates, Inc.		30,238
239	Mastercard, Inc. Class A		45,087
387	Microsoft Corp.		39,308
554	Paychex, Inc.		36,093
123	Synopsys, Inc.*		10,361
233	VeriSign, Inc.*		34,552
180	Visa, Inc. Class A		23,749

			476,744

	Technology Hardware & Equipment - 1.7%
369	Amphenol Corp. Class A		29,896
74	Apple, Inc.		11,673
313	Cisco Systems, Inc.		13,562
45	Dolby Laboratories, Inc. Class A		2,783

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

227	Motorola Solutions, Inc.	$26,114
50	TE Connectivity Ltd.	3,782

		87,810

	Telecommunication Services - 5.4%
2,697	AT&T, Inc.	76,972
1,783	CenturyLink, Inc.	27,013
542	Cogent Communications Holdings, Inc.	24,504
600	T-Mobile US, Inc.*	38,166
1,624	Verizon Communications, Inc.	91,301
474	Vonage Holdings Corp.*	4,138
540	Zayo Group Holdings, Inc.*	12,334

		274,428

	Transportation - 2.5%
121	CH Robinson Worldwide, Inc.	10,175
69	Expeditors International of Washington, Inc.	4,698
191	J.B. Hunt Transport Services, Inc.	17,771
169	Landstar System, Inc.	16,168
326	Union Pacific Corp.	45,063
329	United Parcel Service, Inc. Class B	32,087

		125,962

	Utilities - 5.1%
352	Alliant Energy Corp.	14,872
64	American Electric Power Co., Inc.	4,783
116	American Water Works Co., Inc.	10,529
99	Atmos Energy Corp.	9,179
117	CenterPoint Energy, Inc.	3,303
215	CMS Energy Corp.	10,675
175	Consolidated Edison, Inc.	13,381
39	Dominion Energy, Inc.	2,787
101	DTE Energy Co.	11,140
156	Duke Energy Corp.	13,463
199	El Paso Electric Co.	9,976
78	Entergy Corp.	6,713
103	Evergy, Inc.(1)	5,847
61	IDACORP, Inc.	5,677
1,033	MDU Resources Group, Inc.	24,627
31	MGE Energy, Inc.(1)	1,859
28	NextEra Energy, Inc.	4,867
718	NiSource, Inc.	18,201
101	Portland General Electric Co.	4,631
108	Public Service Enterprise Group, Inc.	5,621
334	Southern Co.	14,669
228	Spire, Inc.	16,890
45	UGI Corp.	2,401
139	Vectren Corp.	10,005
245	WEC Energy Group, Inc.	16,969
306	Xcel Energy, Inc.	15,077

		258,142

	Total Common Stocks (cost $5,000,403)	$5,075,200

	Total Long-Term Investments (cost $5,000,403)	$5,075,200

Short-Term Investments - 0.3%
	Securities Lending Collateral - 0.3%
13,387	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(2)	13,387

	Total Short-Term Investments (cost $13,387)	$13,387

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Total Investments (cost $5,013,790)	100.1%	$5,088,587
Other Assets and Liabilities	(0.1)%	(3,651)

Total Net Assets	100.0%	$5,084,936

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$40,916	$40,916	$—	$—
Banks	73,905	73,905	—	—
Capital Goods	490,984	490,984	—	—
Commercial & Professional Services	315,233	315,233	—	—
Consumer Durables & Apparel	20,686	20,686	—	—
Consumer Services	536,986	536,986	—	—
Diversified Financials	134,419	134,419	—	—
Energy	279,420	279,420	—	—
Food & Staples Retailing	82,610	82,610	—	—
Food, Beverage & Tobacco	141,413	141,413	—	—
Health Care Equipment & Services	281,868	281,868	—	—
Household & Personal Products	143,867	143,867	—	—
Insurance	70,447	70,447	—	—
Materials	403,647	403,647	—	—
Media & Entertainment	140,300	140,300	—	—
Pharmaceuticals, Biotechnology & Life Sciences	252,485	252,485	—	—
Real Estate	280,851	280,851	—	—
Retailing	146,825	146,825	—	—
Semiconductors & Semiconductor Equipment	15,252	15,252	—	—
Software & Services	476,744	476,744	—	—
Technology Hardware & Equipment	87,810	87,810	—	—
Telecommunication Services	274,428	274,428	—	—
Transportation	125,962	125,962	—	—
Utilities	258,142	258,142	—	—
Short-Term Investments	13,387	13,387	—	—

Total	$5,088,587	$5,088,587	$—	$—

(1) For the period ended December 31, 2018, there were no transfers in and out of Level 3.

Hartford Multifactor REIT ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Diversified REITs - 8.2%
36,543	Armada Hoffler Properties, Inc. REIT	$513,795
32,563	Empire State Realty Trust, Inc. Class A REIT	463,371
11,918	Liberty Property Trust REIT	499,126
8,630	WP Carey, Inc. REIT	563,884

		2,040,176

	Health Care REITs - 10.4%
12,348	LTC Properties, Inc. REIT(1)	514,665
30,360	MedEquities Realty Trust, Inc. REIT	207,662
38,063	Medical Properties Trust, Inc. REIT	612,053
7,302	National Health Investors, Inc. REIT	551,593
17,347	Omega Healthcare Investors, Inc. REIT	609,747
4,692	Sabra Healthcare, Inc. REIT	77,324

		2,573,044

	Hotel & Resort REITs - 8.6%
26,415	Host Hotels & Resorts, Inc. REIT	440,338
18,633	MGM Growth Properties LLC Class A REIT(1)	492,097
6,470	Ryman Hospitality Properties, Inc. REIT	431,484
37,935	Summit Hotel Properties, Inc. REIT	369,108
23,763	Xenia Hotels & Resorts, Inc. REIT	408,724

		2,141,751

	Industrial REITs - 7.1%
20,105	Duke Realty Corp. REIT	520,720
5,924	EastGroup Properties, Inc. REIT	543,409
17,648	First Industrial Realty Trust, Inc. REIT	509,321
9,467	Industrial Logistics Properties Trust REIT	186,211

		1,759,661

	Office REITs - 8.9%
44,085	City Office, Inc. REIT	451,871
16,710	Corporate Office Properties Trust REIT	351,411
60,700	Cousins Properties, Inc. REIT	479,530
11,536	Highwoods Properties, Inc. REIT	446,328
28,703	Piedmont Office Realty Trust, Inc. Class A REIT	489,099

		2,218,239

	Residential REITs - 13.6%
13,075	Apartment Investment & Management Co. Class A REIT	573,731
10,593	BRT Apartments Corp. REIT	121,184
5,952	Camden Property Trust REIT	524,074
5,903	Equity LifeStyle Properties, Inc. REIT	573,358
2,306	Essex Property Trust, Inc. REIT	565,454
12,715	NexPoint Residential Trust, Inc. REIT	445,661
2,771	Sun Communities, Inc. REIT	281,838
7,550	UDR, Inc. REIT	299,131

		3,384,431

	Retail REITs - 22.5%
10,043	Agree Realty Corp. REIT	593,742
1,583	Alexander’s, Inc. REIT	482,404
31,102	Brixmor Property Group, Inc. REIT	456,888
128,447	CBL & Associates Properties, Inc. REIT	246,618
1,629	Federal Realty Investment Trust REIT	192,287
19,714	Getty Realty Corp. REIT	579,789
41,238	RPT Realty REIT	492,794
5,946	Saul Centers, Inc. REIT	280,770
3,086	Simon Property Group, Inc. REIT	518,417
23,957	Tanger Factory Outlet Centers, Inc. REIT(1)	484,411
8,855	Taubman Centers, Inc. REIT	402,814
74,700	Washington Prime Group, Inc. REIT(1)	363,042
18,319	Weingarten Realty Investors REIT	454,495

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

25,374	Wheeler Real Estate Investment Trust, Inc. REIT(1)			$22,608

				5,571,079

	Specialized REITs - 19.5%
4,877	Coresite Realty Corp. REIT			425,421
18,629	CubeSmart REIT			534,466
8,515	CyrusOne, Inc. REIT(1)			450,273
4,541	Digital Realty Trust, Inc. REIT			483,844
6,188	Extra Space Storage, Inc. REIT			559,890
15,779	Gaming and Leisure Properties, Inc. REIT			509,819
22,362	Geo Group, Inc. REIT			440,531
6,992	Iron Mountain, Inc. REIT			226,611
20,287	National Storage Affiliates Trust REIT			536,794
2,634	Public Storage REIT			533,148
6,706	VICI Properties, Inc. REIT			125,939

				4,826,736

	Total Common Stocks (cost $26,909,414)			$24,515,117

	Total Long-Term Investments (cost $26,909,414)			$24,515,117

Short-Term Investments - 0.0%
	U.S. Treasury Bills - 0.0%
$5,000	2.34%, 03/07/2019(2)(3)			4,979
5,000	2.37%, 03/07/2019(2)(3)			4,979

				9,958

	Total Short-Term Investments (cost $9,958)			$9,958

	Total Investments (cost $26,919,372)	98.8%		$24,525,075
	Other Assets and Liabilities	1.2%		292,102

	Total Net Assets		100.0%	$24,817,177

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(3)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at December 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Real Estate Sector (E-Mini) Future	8	03/15/2019	$299,900	$(8,915)

Total futures contracts				$(8,915)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Hartford Multifactor REIT ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Other Abbreviations:

REIT Real Estate Investment Trust

Hartford Multifactor REIT ETF
Schedule of Investments December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Diversified REITs	$2,040,176	$2,040,176	$—	$—
Health Care REITs	2,573,044	2,573,044	—	—
Hotel & Resort REITs	2,141,751	2,141,751	—	—
Industrial REITs	1,759,661	1,759,661	—	—
Office REITs	2,218,239	2,218,239	—	—
Residential REITs	3,384,431	3,384,431	—	—
Retail REITs	5,571,079	5,571,079	—	—
Specialized REITs	4,826,736	4,826,736	—	—
Short-Term Investments	9,958	—	9,958	—

Total	$24,525,075	$24,515,117	$9,958	$—

Liabilities
Futures Contracts(2)	$(8,915)	$(8,915)	$—	$—

Total	$(8,915)	$(8,915)	$—	$—

(1) For the period ended December 31, 2018, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF
Schedule of Investments December 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Automobiles & Components - 0.5%
37,968	Ford Motor Co.	$290,455
36	Garrett Motion, Inc.*(1)	444
17,160	General Motors Co.	574,002
2,253	Thor Industries, Inc.(1)	117,156

		982,057

	Banks - 4.9%
40,619	Bank of America Corp.	1,000,852
10,279	BB&T Corp.	445,286
12,497	Citizens Financial Group, Inc.	371,536
2,563	Cullen/Frost Bankers, Inc.	225,390
1,602	East West Bancorp, Inc.	69,735
29,052	Fifth Third Bancorp	683,594
822	First Citizens BancShares, Inc. Class A	309,935
14,897	JP Morgan Chase & Co.	1,454,245
8,957	KeyCorp.	132,385
1,748	M&T Bank Corp.	250,191
5,866	PNC Financial Services Group, Inc.	685,794
2,827	Popular, Inc.	133,491
56,904	Regions Financial Corp.	761,376
15,545	SunTrust Banks, Inc.	784,090
30,554	TCF Financial Corp.	595,498
2,368	Umpqua Holdings Corp.	37,651
1,739	US Bancorp	79,472
19,766	Wells Fargo & Co.	910,817
4,633	Zions Bancorporation(1)	188,748

		9,120,086

	Capital Goods - 4.7%
2,683	3M Co.	511,219
1,804	Boeing Co.	581,790
708	Caterpillar, Inc.	89,966
7,416	Cummins, Inc.	991,074
413	Deere & Co.	61,607
11,319	Eaton Corp. plc	777,162
5,567	Emerson Electric Co.	332,628
219	General Dynamics Corp.	34,429
447	Honeywell International, Inc.	59,058
3,326	Illinois Tool Works, Inc.	421,371
6,668	Ingersoll-Rand plc	608,322
14,326	MasTec, Inc.*(1)	581,063
6,849	MSC Industrial Direct Co., Inc. Class A	526,825
1,523	Northrop Grumman Corp.	372,983
7,337	PACCAR, Inc.	419,236
1,024	Parker-Hannifin Corp.	152,719
2,267	Quanta Services, Inc.	68,237
1,143	Raytheon Co.	175,279
86	Resideo Technologies, Inc.*	1,767
678	Rockwell Automation, Inc.	102,025
3,202	Stanley Black & Decker, Inc.	383,407
2,694	United Rentals, Inc.*	276,216
2,964	United Technologies Corp.	315,607
3,047	WW Grainger, Inc.(1)	860,351

		8,704,341

	Commercial & Professional Services - 1.2%
7,916	ManpowerGroup, Inc.	512,957
943	Republic Services, Inc.	67,981
13,200	Robert Half International, Inc.	755,040
8,577	TriNet Group, Inc.*	359,805
5,397	Waste Management, Inc.	480,279

		2,176,062

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

	Consumer Durables & Apparel - 1.0%
402	Carter’s, Inc.(1)	$32,811
15,058	Michael Kors Holdings Ltd.*	570,999
4,969	NIKE, Inc. Class B	368,402
620	Ralph Lauren Corp.	64,145
28,791	Skechers USA, Inc. Class A*	659,026
2,413	VF Corp.	172,144

		1,867,527

	Consumer Services - 0.8%
6,138	Carnival Corp.	302,604
389	Cracker Barrel Old Country Store, Inc.(1)	62,186
3,091	Darden Restaurants, Inc.	308,667
1,316	Grand Canyon Education, Inc.*	126,520
7,520	H&R Block, Inc.(1)	190,782
1,832	Hyatt Hotels Corp. Class A	123,843
2,805	Las Vegas Sands Corp.	146,000
686	McDonald’s Corp.	121,813
1,086	Yum! Brands, Inc.	99,825

		1,482,240

	Diversified Financials - 3.5%
3,955	American Express Co.	376,991
9,646	Ameriprise Financial, Inc.	1,006,753
3,374	Berkshire Hathaway, Inc. Class B*	688,903
525	BlackRock, Inc.	206,230
6,330	Capital One Financial Corp.	478,485
1,463	Charles Schwab Corp.	60,758
3,258	CME Group, Inc.	612,895
9,885	Discover Financial Services	583,017
2,292	E*TRADE Financial Corp.	100,573
9,181	Morgan Stanley	364,027
8,611	New Residential Investment Corp. REIT(1)	122,362
38,915	Santander Consumer USA Holdings, Inc.	684,515
32,249	Synchrony Financial	756,562
4,786	T Rowe Price Group, Inc.	441,844

		6,483,915

	Energy - 6.6%
2,157	Anadarko Petroleum Corp.	94,563
118,847	Chesapeake Energy Corp.*(1)	249,579
9,192	Chevron Corp.	999,998
148	Concho Resources, Inc.*	15,213
3,865	ConocoPhillips	240,983
12,196	Continental Resources, Inc.*(1)	490,157
7,637	Delek U.S. Holdings, Inc.(1)	248,279
17,602	Devon Energy Corp.	396,749
1,682	EOG Resources, Inc.	146,687
12,497	Exxon Mobil Corp.	852,170
26,244	HollyFrontier Corp.	1,341,593
42,195	Marathon Petroleum Corp.	2,489,927
3,483	Oasis Petroleum, Inc.*	19,261
6,053	Occidental Petroleum Corp.	371,533
23,408	PBF Energy, Inc. Class A	764,739
20,456	Peabody Energy Corp.	623,499
14,346	Phillips 66	1,235,908
9,669	RPC, Inc.(1)	95,433
20,952	Valero Energy Corp.	1,570,772

		12,247,043

	Food & Staples Retailing - 3.1%
621	Casey’s General Stores, Inc.(1)	79,575
2,007	Costco Wholesale Corp.	408,846
47,848	Kroger Co.	1,315,820
9,212	Performance Food Group Co.*	297,271
16,218	Sysco Corp.	1,016,220
26,702	US Foods Holding Corp.*	844,851

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

5,800	Walgreens Boots Alliance, Inc.	$396,314
15,791	Walmart, Inc.	1,470,932

		5,829,829

	Food, Beverage & Tobacco - 2.0%
6,782	Altria Group, Inc.	334,963
16,689	Archer-Daniels-Midland Co.	683,748
8,730	Flowers Foods, Inc.(1)	161,243
2,067	General Mills, Inc.	80,489
813	Hershey Co.	87,137
4,311	Kellogg Co.	245,770
3,550	PepsiCo., Inc.	392,204
3,381	Philip Morris International, Inc.	225,716
63,617	Pilgrim’s Pride Corp.*	986,700
11,936	Tyson Foods, Inc. Class A	637,382

		3,835,352

	Health Care Equipment & Services - 9.9%
4,329	Abbott Laboratories	313,117
1,608	Align Technology, Inc.*	336,763
1,499	AmerisourceBergen Corp.	111,526
4,158	Anthem, Inc.	1,092,015
11,871	Baxter International, Inc.	781,349
5,058	Boston Scientific Corp.*	178,750
13,177	Cardinal Health, Inc.	587,694
18,943	Centene Corp.*	2,184,128
11,215	Cerner Corp.*	588,115
7,723	Cigna Corp.*	1,466,840
19,364	CVS Health Corp.	1,268,729
11,521	DaVita, Inc.*	592,871
1,617	Edwards Lifesciences Corp.*	247,676
7,362	Encompass Health Corp.	454,235
12,699	HCA Healthcare, Inc.	1,580,391
4,384	Henry Schein, Inc.*(1)	344,232
1,067	Hill-Rom Holdings, Inc.	94,483
5,196	Humana, Inc.	1,488,550
85	IDEXX Laboratories, Inc.*	15,812
3,732	Laboratory Corp. of America Holdings*	471,575
1,041	Masimo Corp.*	111,772
4,691	MEDNAX, Inc.*	154,803
3,459	Quest Diagnostics, Inc.	288,031
3,734	Stryker Corp.	585,304
6,501	UnitedHealth Group, Inc.	1,619,529
6,397	WellCare Health Plans, Inc.*	1,510,268

		18,468,558

	Household & Personal Products - 1.7%
533	Clorox Co.	82,157
549	Colgate-Palmolive Co.	32,677
8,863	Estee Lauder Cos., Inc. Class A	1,153,076
14,087	Herbalife Nutrition Ltd.*	830,429
3,528	Kimberly-Clark Corp.	401,980
9,916	Nu Skin Enterprises, Inc. Class A	608,148
239	Procter & Gamble Co.	21,969

		3,130,436

	Insurance - 7.1%
31,519	Aflac, Inc.	1,436,006
12,731	Allstate Corp.	1,051,963
8,682	American Financial Group, Inc.	785,981
3,496	Assurant, Inc.	312,682
3,024	Chubb Ltd.	390,640
25,110	CNA Financial Corp.	1,108,606
5,128	CNO Financial Group, Inc.	76,305
7,629	Fidelity National Financial, Inc.	239,856
4,837	First American Financial Corp.	215,924
8,916	Lincoln National Corp.	457,480

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

31,956	MetLife, Inc.	$1,312,113
21,276	Old Republic International Corp.	437,647
22,957	Principal Financial Group, Inc.	1,014,011
13,170	Progressive Corp.	794,546
18,583	Prudential Financial, Inc.	1,515,444
5,070	Reinsurance Group of America, Inc.	710,966
8,795	Travelers Cos., Inc.	1,053,201
12,637	Unum Group	371,275

		13,284,646

	Materials - 4.2%
1,084	Air Products & Chemicals, Inc.	173,494
11,191	Alcoa Corp.*	297,457
1,600	Eastman Chemical Co.	116,976
40,333	Freeport-McMoRan, Inc.	415,833
24,872	Huntsman Corp.	479,781
13,676	International Paper Co.	551,963
1,344	Linde plc	209,718
31,360	Louisiana-Pacific Corp.	696,819
19,286	LyondellBasell Industries N.V. Class A	1,603,824
12,307	Nucor Corp.	637,626
5,731	Packaging Corp. of America	478,309
5,115	PPG Industries, Inc.	522,907
9,317	Reliance Steel & Aluminum Co.	663,091
740	Sherwin-Williams Co.	291,160
8,719	Sonoco Products Co.	463,241
8,736	Steel Dynamics, Inc.	262,429
619	WestRock Co.	23,373

		7,888,001

	Media & Entertainment - 3.6%
1,562	Activision Blizzard, Inc.	72,742
226	Alphabet, Inc. Class A*	236,161
2,436	Altice USA, Inc. Class A(1)	40,243
8,124	CBS Corp. Class B	355,181
1,240	Charter Communications, Inc. Class A*	353,363
5,669	Cinemark Holdings, Inc.	202,950
7,665	Comcast Corp. Class A	260,993
6,411	DISH Network Corp. Class A*	160,083
5,144	Electronic Arts, Inc.*	405,913
5,461	Facebook, Inc. Class A*	715,883
1,293	IAC/InterActiveCorp.*	236,671
36,292	Interpublic Group of Cos., Inc.	748,704
9,488	Omnicom Group, Inc.	694,901
24,072	Sirius XM Holdings, Inc.(1)	137,451
19,089	Twenty-First Century Fox, Inc. Class A	918,563
12,169	Twitter, Inc.*	349,737
16,519	Viacom, Inc. Class B	424,538
4,466	Walt Disney Co.	489,697

		6,803,774

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
12,152	AbbVie, Inc.	1,120,293
4,466	Amgen, Inc.	869,396
2,248	Bio-Rad Laboratories, Inc. Class A*	522,031
3,711	Biogen, Inc.*	1,116,714
9,542	Bristol-Myers Squibb Co.	495,993
3,603	Charles River Laboratories International, Inc.*	407,787
5,858	Eli Lilly & Co.	677,888
11,096	Gilead Sciences, Inc.	694,055
624	Illumina, Inc.*	187,156
1,846	IQVIA Holdings, Inc.*	214,450
3,735	Johnson & Johnson	482,002
10,763	Merck & Co., Inc.	822,401
20,131	Mylan N.V.*	551,589
28,239	Pfizer, Inc.	1,232,632
8,682	United Therapeutics Corp.*	945,470

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

5,126	Zoetis, Inc.	$438,478

		10,778,335

	Real Estate - 2.0%
22,661	CBRE Group, Inc. Class A*	907,346
865	Crown Castle International Corp. REIT	93,965
1,078	Hospitality Properties Trust REIT	25,743
8,784	Host Hotels & Resorts, Inc. REIT	146,429
5,619	Iron Mountain, Inc. REIT	182,112
4,005	Jones Lang LaSalle, Inc.	507,033
1,386	Lamar Advertising Co. Class A REIT	95,883
20,698	Park Hotels & Resorts, Inc. REIT	537,734
5,763	Prologis, Inc. REIT	338,403
126	Public Storage REIT	25,504
14,387	Rayonier, Inc. REIT	398,376
2,264	Senior Housing Properties Trust REIT	26,534
1,513	Ventas, Inc. REIT	88,647
2,668	Welltower, Inc. REIT	185,186
9,195	Weyerhaeuser Co. REIT	201,003

		3,759,898

	Retailing - 8.9%
31,872	American Eagle Outfitters, Inc.	616,086
912	AutoZone, Inc.*	764,566
28,224	Best Buy Co., Inc.	1,494,743
2,706	Burlington Stores, Inc.*	440,185
8,494	Dollar General Corp.	918,032
6,286	Dollar Tree, Inc.*	567,752
16,351	eBay, Inc.*	458,973
5,992	Etsy, Inc.*	285,039
11,326	Foot Locker, Inc.	602,543
41,918	Gap, Inc.	1,079,808
909	Genuine Parts Co.	87,282
3,459	Home Depot, Inc.	594,325
20,969	Kohl’s Corp.	1,391,083
19,175	L Brands, Inc.(1)	492,222
6,719	Lowe’s Cos., Inc.	620,567
47,008	Macy’s, Inc.	1,399,898
3,237	Michaels Cos., Inc.*(1)	43,829
12,130	Nordstrom, Inc.(1)	565,379
365	O’Reilly Automotive, Inc.*	125,680
6,420	Ross Stores, Inc.	534,144
1,558	Stamps.com, Inc.*(1)	242,487
18,809	Target Corp.	1,243,087
14,381	TJX Cos., Inc.	643,406
23,068	Urban Outfitters, Inc.*	765,858
12,313	Williams-Sonoma, Inc.(1)	621,191

		16,598,165

	Semiconductors & Semiconductor Equipment - 4.5%
3,192	Analog Devices, Inc.	273,969
26,224	Applied Materials, Inc.	858,574
964	Broadcom, Inc.	245,126
35,792	Intel Corp.	1,679,719
3,894	KLA-Tencor Corp.	348,474
6,828	Lam Research Corp.	929,769
1,487	Microchip Technology, Inc.(1)	106,945
51,334	Micron Technology, Inc.*	1,628,828
2,292	MKS Instruments, Inc.	148,086
1,169	NVIDIA Corp.	156,062
37,983	ON Semiconductor Corp.*	627,099
2,571	Skyworks Solutions, Inc.	172,308
12,477	Texas Instruments, Inc.	1,179,076

		8,354,035

	Software & Services - 4.5%
1,522	Akamai Technologies, Inc.*	92,964

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

543	Automatic Data Processing, Inc.	$71,198
11,070	Booz Allen Hamilton Holding Corp.	498,925
4,943	CACI International, Inc. Class A*	711,940
8,154	Cognizant Technology Solutions Corp. Class A	517,616
6,500	DXC Technology Co.	345,605
27,808	First Data Corp. Class A*	470,233
628	Fiserv, Inc.*	46,152
9,648	International Business Machines Corp.	1,096,688
2,433	Intuit, Inc.	478,936
1,466	j2 Global, Inc.	101,711
784	Leidos Holdings, Inc.	41,333
7,066	MAXIMUS, Inc.	459,926
6,753	Microsoft Corp.	685,902
5,889	Paychex, Inc.	383,668
669	Science Applications International Corp.	42,615
17,734	VMware, Inc. Class A	2,431,864

		8,477,276

	Technology Hardware & Equipment - 8.0%
562	Amphenol Corp. Class A	45,533
6,881	Apple, Inc.	1,085,409
1,299	Arista Networks, Inc.*	273,699
13,946	Arrow Electronics, Inc.*	961,577
1,468	Avnet, Inc.	52,995
6,431	CDW Corp.	521,233
38,720	Ciena Corp.*	1,312,995
18,847	Cisco Systems, Inc.	816,640
1,638	F5 Networks, Inc.*	265,405
57,702	Flex Ltd.*	439,112
68,970	Hewlett Packard Enterprise Co.	911,094
107,541	HP, Inc.	2,200,289
6,674	Jabil, Inc.	165,448
30,757	Juniper Networks, Inc.	827,671
1,164	Motorola Solutions, Inc.	133,907
9,588	NCR Corp.*(1)	221,291
15,804	NetApp, Inc.	943,025
35,045	Seagate Technology plc	1,352,386
4,644	SYNNEX Corp.	375,421
11,466	TE Connectivity Ltd.	867,174
3,753	Tech Data Corp.*	307,033
1,723	Ubiquiti Networks, Inc.(1)	171,283
12,459	Western Digital Corp.	460,609
12,554	Xerox Corp.	248,067

		14,959,296

	Telecommunication Services - 3.9%
40,398	AT&T, Inc.	1,152,959
79,213	CenturyLink, Inc.(1)	1,200,077
333,063	Sprint Corp.*(1)	1,938,427
14,700	T-Mobile US, Inc.*	935,067
35,978	Verizon Communications, Inc.	2,022,683

		7,249,213

	Transportation - 3.7%
593	Alaska Air Group, Inc.	36,084
2,809	American Airlines Group, Inc.	90,197
1,210	CH Robinson Worldwide, Inc.	101,749
293	CSX Corp.	18,204
26,121	Delta Air Lines, Inc.	1,303,438
3,288	FedEx Corp.	530,453
43,488	JetBlue Airways Corp.*	698,417
1,339	Norfolk Southern Corp.	200,234
2,540	Ryder System, Inc.	122,301
19,756	Southwest Airlines Co.	918,259
2,600	Union Pacific Corp.	359,398
24,531	United Continental Holdings, Inc.*	2,053,981

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

4,777	United Parcel Service, Inc. Class B		$465,901

			6,898,616

	Utilities - 2.9%
5,366	American Electric Power Co., Inc.		401,055
7,802	CenterPoint Energy, Inc.		220,251
7,071	Consolidated Edison, Inc.		540,649
4,884	DTE Energy Co.		538,705
7,372	Edison International		418,508
1,078	Eversource Energy		70,113
22,231	Exelon Corp.		1,002,618
2,046	NextEra Energy, Inc.		355,636
9,703	PG&E Corp.*		230,446
10,303	PPL Corp.		291,884
12,595	Public Service Enterprise Group, Inc.		655,570
934	Southern Co.		41,021
2,135	WEC Energy Group, Inc.		147,870
9,943	Xcel Energy, Inc.		489,892

			5,404,218

	Total Common Stocks (cost $206,746,387)		$184,782,919

	Total Long-Term Investments (cost $206,746,387)		$184,782,919

Short-Term Investments - 0.2%
	Securities Lending Collateral - 0.1%
230,718	State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%(2)		230,718
	U.S. Treasury Bills - 0.1%
$60,000	2.32%, 03/07/2019(3)(4)		59,746
5,000	2.33%, 03/07/2019(3)(4)		4,979
10,000	2.34%, 03/07/2019(3)(4)		9,958
24,000	2.37%, 03/07/2019(3)(4)		23,898

			98,581

	Total Short-Term Investments (cost $329,301)		$329,299

	Total Investments (cost $207,075,688)	99.2%	$185,112,218
	Other Assets and Liabilities	0.8%	1,447,277

	Total Net Assets	100.0%	$186,559,495

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) December 31, 2018 (Unaudited)

Futures Contracts Outstanding at December 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	14	03/15/2019	$1,753,640	$48,109

Total futures contracts				$48,109

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF
Schedule of Investments December 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$982,057	$982,057	$—	$—
Banks	9,120,086	9,120,086	—	—
Capital Goods	8,704,341	8,704,341	—	—
Commercial & Professional Services	2,176,062	2,176,062	—	—
Consumer Durables & Apparel	1,867,527	1,867,527	—	—
Consumer Services	1,482,240	1,482,240	—	—
Diversified Financials	6,483,915	6,483,915	—	—
Energy	12,247,043	12,247,043	—	—
Food & Staples Retailing	5,829,829	5,829,829	—	—
Food, Beverage & Tobacco	3,835,352	3,835,352	—	—
Health Care Equipment & Services	18,468,558	18,468,558	—	—
Household & Personal Products	3,130,436	3,130,436	—	—
Insurance	13,284,646	13,284,646	—	—
Materials	7,888,001	7,888,001	—	—
Media & Entertainment	6,803,774	6,803,774	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,778,335	10,778,335	—	—
Real Estate	3,759,898	3,759,898	—	—
Retailing	16,598,165	16,598,165	—	—
Semiconductors & Semiconductor Equipment	8,354,035	8,354,035	—	—
Software & Services	8,477,276	8,477,276	—	—
Technology Hardware & Equipment	14,959,296	14,959,296	—	—
Telecommunication Services	7,249,213	7,249,213	—	—
Transportation	6,898,616	6,898,616	—	—
Utilities	5,404,218	5,404,218	—	—
Short-Term Investments	329,299	230,718	98,581	—
Futures Contracts(2)	48,109	48,109	—	—

Total	$185,160,327	$185,061,746	$98,581	$—

(1) For the period ended December 31, 2018, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

MULTIFACTOR ETFs

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At December 31, 2018, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan (1)	Cash Collateral	Non - Cash Collateral(2)
Multifactor Developed Markets (ex-US) ETF	$79,658,925	$17,167,284	$66,652,064
Multifactor Emerging Markets ETF	472,107	12,687	472,909
Multifactor Global Small Cap ETF	2,305,146	344,319	2,048,949
Multifactor Low Volatility International Equity ETF	200,975	4,076	207,060
Multifactor Low Volatility US Equity ETF	231,489	13,387	223,193
Multifactor REIT ETF	1,546,254	—	1,585,208
Multifactor US Equity ETF	6,698,664	230,718	6,691,286

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2018.

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$17,167,284	$—	$—	$—	$17,167,284
Total Borrowings	$17,167,284	$—	$—	$—	$17,167,284
Gross amount of recognized liabilities for securities lending transactions					$17,167,284

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,687	$—	$—	$—	$12,687
Total Borrowings	$12,687	$—	$—	$—	$12,687
Gross amount of recognized liabilities for securities lending transactions					$12,687

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$344,319	$—	$—	$—	$344,319
Total Borrowings	$344,319	$—	$—	$—	$344,319
Gross amount of recognized liabilities for securities lending transactions					$344,319

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility International Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$4,076	$—	$—	$—	$4,076
Total Borrowings	$4,076	$—	$—	$—	$4,076
Gross amount of recognized liabilities for securities lending transactions					$4,076

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$13,387	$—	$—	$—	$13,387
Total Borrowings	$13,387	$—	$—	$—	$13,387
Gross amount of recognized liabilities for securities lending transactions					$13,387

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$230,718	$—	$—	$—	$230,718
Total Borrowings	$230,718	$—	$—	$—	$230,718
Gross amount of recognized liabilities for securities lending transactions					$230,718

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: February 28, 2019	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 28, 2019	By: /s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: February 28, 2019	By: /s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)